As filed with the Securities and Exchange Commission on
                            December 31    , 1996

                                                  Registration No. 33-56339
                                                                   811-7237
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                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

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                                 FORM N-1A
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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
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                        Pre-Effective Amendment No.                   /   /
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                  Post-Effective Amendment No.    10                  / X /
                                    and                               ----
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                          Amendment No.    9                          / X /
                     (Check appropriate box or boxes)                 ----

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                          PUTNAM INVESTMENT FUNDS
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
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           It is proposed that this filing will become effective
                         (check appropriate box)

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/    x     /   immediately upon filing pursuant to paragraph (b)
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/   /     on (date) pursuant to paragraph (b)
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/          /   60 days after filing pursuant to paragraph (a)(1)
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/   /     on (date) pursuant to paragraph (a)(1)
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/   /     75 days after filing pursuant to paragraph (a)(2)
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/   /     on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/   /     this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.

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                      JOHN R. VERANI, Vice President
                          PUTNAM INVESTMENT FUNDS
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

     The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 notice for the fiscal year ended July 31, 1996 was filed on September 26, 1996 on behalf of Putnam American Renaissance Fund and Putnam Research Fund.

        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2.      A Rule 24f-2 notice for the fiscal year ended
August 31, 1996 was filed on October 29, 1996 on behalf of Putnam
   Emerging Markets Fund, Putnam International Voyager Fund,
Putnam New Value Fund and Putnam     Real Estate Opportunities
Fund.

        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2.      A Rule 24f-2 notice for the fiscal year ended
September 30, 1995    was     filed    on September     30, 1996
on behalf of Putnam Balanced Fund   , Putnam Global Growth and
Income Fund and Putnam International New Opportunities Fund    .

                   PUTNAM INVESTMENT FUNDS    TRUST

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                              Location

1.  Cover Page . . . . . . . . . . . . . . Cover page

2.  Synopsis . . . . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information. . . . Financial highlights;
                                           How performance is
                                           shown

4.  General Description of Registrant. . . Objectives; How the
                                           funds pursue their
                                           objectives;
                                           Organization and
                                           history

5.  Management of the Fund . . . . . . . . Expenses summary;
                                           How the funds are
                                           managed; About Putnam
                                           Investments, Inc.

5A. Management's Discussion of Fund
    Performance. . . . . . . . . . . . . . (Contained in the
                                           annual report of the
                                           Registrant)

6.  Capital Stock and Other Securities . . Cover page;
                                           Organization and
                                           history; How the fund
                                           makes distributions
                                           to shareholders; tax
                                           information

7.  Purchase of Securities Being Offered . How to buy shares;
                                           Distribution plans;
                                           How to sell shares;
                                           How to exchange
                                           shares; How a fund
                                           values its shares

8.  Redemption or Repurchase . . . . . . . How to buy shares;
                                           How to sell shares;
                                           How to exchange
                                           shares; Organization
                                           and history

9.  Pending Legal Proceedings. . . . . . . Not applicable

Part B

N-1A Item No.                              Location

10. Cover Page . . . . . . . . . . . . . . Cover page

11. Table of Contents. . . . . . . . . . . Cover page

12. General Information and History. . . . Organization and
                                           history (Part A)

13. Investment Objectives and Policies . . How the funds
                                           pursue their
                                           objectives (Part A);
                                           Investment
                                           restrictions;
                                           Miscellaneous
                                           investment practices

14. Management of the Registrant . . . . . Management (Trustees;
                                           Trustee fees;
                                           Officers); Additional
                                           officers

15. Control Persons and Principal. . . . . Management (Trustees;
    Holders of Securities                  Officers); Charges
                                           and expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . . Organization and
    Services                               History (Part A);
                                           Management (Trustees;
                                           Officers; The
                                           management contract;
                                           Principal
                                           underwriter; Investor
                                           servicing agent and
                                           custodian); Charges
                                           and expenses;
                                           Distribution plans;
                                           Independent
                                           accountants and
                                           financial statements

17. Brokerage Allocation . . . . . . . . . Management (Portfolio
                                           transactions);
                                           Charges and expenses

18. Capital Stock and Other Securities . . Organization and
                                           history (Part A); How
                                           a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Suspension of
                                           redemptions

19. Purchase, Redemption, and Pricing. . . How to buy shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to buy
                                           shares; Determination
                                           of net asset value;
                                           Suspension of
                                           redemptions

20. Tax Status . . . . . . . . . . . . . . How a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Taxes

21. Underwriters . . . . . . . . . . . . . Management (Principal
                                           underwriter); Charges
                                           and expenses

22. Calculation of Performance Data. . . . How performance is shown (Part A);
                                           Investment
                                           performance; Standard
                                           performance measures

23. Financial Statements . . . . . . . . . Independent
                                           accountants and
                                           financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                                                 PROSPECTUS
                                                   December

   31    , 1996

Putnam American Renaissance Fund
Putnam Research Fund
INVESTMENT STRATEGY:  GROWTH

Putnam Balanced Fund
Putnam Real Estate Opportunities Fund
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund or Putnam Research Fund (collectively, the "funds" and each a "fund"), each a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find
more detailed information in the funds' December    31    , 1996
statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

ABOUT THE FUNDS


Expenses summary                                                page number
 .
This section describes the sales charges, management fees, and annual operating expenses that apply to a fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights
 .
Study this table to see, among other things, how each fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure a fund's objective is consistent with your own.

How the funds pursue their objectives

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how a fund seeks its investment
   objectives    .

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in a fund.

How performance is shown
 .
This section describes and defines the measures used to assess
fund performance.   All data are based on past investment results
and do not predict future performance.

How the funds are managed
 .
Consult this section for information about a fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history
 .
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

How to buy shares
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how
you may become eligible for reduced sales charges        .

Distribution plan
 .
This section tells you what distribution fees are charged against shares.

How to sell shares
 .
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
 .
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
 .
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
 .
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and expenses based on each fund's
   most recent     fiscal year.  The examples show the cumulative
expenses attributable to a hypothetical $1,000 investment over specified periods.

Shareholder transaction expenses

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                     5.75%

Deferred sales charge (as a
percentage of the lower of
original purchase price or
redemption proceeds)                   NONE*

*      A deferred sales charge of up to 1.00% is assessed on
  certain        redemptions of shares that were purchased without an
  initial sales charge.  See "How to buy shares."

Annual fund operating expenses
(as a percentage of average net assets)


                                                     Total fund
                                           Other      operating
                      Management fees+   expenses+    expenses+

Putnam American              NONE          1.00%         1.00%
 Renaissance Fund
Putnam Balanced Fund         NONE          0.73%         0.73%
Putnam Real Estate
 Opportunities Fund          NONE          0.98%         0.98%
Putnam Research Fund         NONE          1.00%         1.00%

+after expense limitation

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of
credits that reduce fund expenses.     The annual fund operating
expenses shown in the table for Putnam American Renaissance Fund
and Putnam Research Fund have been annualized.  Actual     "Other
expenses" and total fund operating expenses    for Putnam Amerian
Renaissance Fund and Putnam Research Fund were 0.89% and 0.86%, respectively. In the absence of the expense limitation, management fees, "Other expenses" and total fund operating
expenses would have been     as follows:

                                                      Total fund
                                           Other       operating
                       Management fees   expenses      expenses

Putnam American
  Renaissance Fund           0.65%         1.85%       2.50%
Putnam Balanced Fund    0.65   %           1.50%         2.15%
Putnam Real Estate
 Opportunities Fund     0.70   %           1.26%         1.96%
Putnam Research Fund      0.65   %         1.14%       1.79%

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                            1 year   3 years  5 years  10 years

Putnam American Renaissance
 Fund                          $67       $88     $110      $173
Putnam Balanced Fund           $65       $79      $96      $143
Putnam Real Estate
 Opportunities Fund            $67       $87     $109      $171
Putnam Research Fund           $67       $88     $110      $173

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for the funds. The information has been audited and reported on by
   each fund's     independent accountants.  The "Report of
independent accountants" and financial statements included in each fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

Putnam American Renaissance Fund
Financial highlights
(For a share outstanding throughout the period)

                                             For the period
                                            October 2, 1995
                                              (commencement
                                             of operations)
                                           to July 31, 1996

Net asset value, beginning of period                 $8.50
Investment operations
Net investment income                                  .03(a)
Net realized and unrealized gain on investments       1.67
Total from investment operations                      1.70(a)
Less distributions:
From net investment income                            (.04)
From net realized gain on investments                 (.01)
Total distributions                                   (.05)
Net asset value, end of period                      $10.15
Total investment return at net asset value (%)(b)    20.08(*)
Net assets, end of period (in thousands)           $2,647
Ratio of expenses to average net assets (%)(c)        .89(a)(*)
Ratio of net investment income
 to average net assets (%)                            .30(a)(*)
Portfolio turnover (%)                             151.15(*)
Average commission rate paid (d)                      .0414

*   Not annualized.

(a) Reflects an expense limitation in effect during the period.
    As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.11 per share.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Average commision rate paid is required for fiscal periods on or after September 1, 1995 and does not generally reflect mark-ups, mark-downs or dealer spreads.

Putnam Research Fund
Financial highlights
(For a share outstanding throughout the period)

                                            For the period
                                           October 2, 1995
                                             (commencement
                                         of operations) to
                                             July 31, 1996

Net asset value,
beginning of period                                  $8.50
Investment operations
Net investment income                                  .09(a)(b)
Net realized and unrealized gain on investments       1.21
Total from investment operations                      1.30
Less distributions:
From net investment income                            (.05)
Total distributions                                   (.05)
Net asset value, end of period                       $9.75
Total investment return at net asset value (%)(c)    15.28(*)
Net assets, end of period (in thousands)            $6,619
Ratio of expenses to average net assets (%)(d)         .86(b)(*)
Ratio of net investment income
 to average net assets(%)                              .92(b)(*)
Portfolio turnover (%)                               80.74(*)
Average commission rate paid (e)                     $ .0284

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period.
    As a result of such limitation, expenses for the fund reflect a reduction of $0.05 per share.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements.

(e) Average commission rate paid is presented for fiscal periods beginning or after September 1, 1995 and does not generally reflect mark-ups, mark-downs or dealer spreads.

PUTNAM BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                      For the period
                                                                     January 3, 1995
                                                          Year         (commencement
                                                         ended        of operations)
                                                  September 30      to September 30,
                                                          1996                  1995
Net Asset Value, Beginning of Period                    $10.56                 $8.50
Investment Operations:
Net Investment Income (a)                                  .29                   .23
Net Realized and Unrealized Gain on Investments           1.18                  1.83
Total from Investment Operations                          1.47                  2.06
Less Distributions:
From Net Investment Income                                (.35)               ---
From Net Realized Gain on Investments                     (.65)               ---
Total Distributions                                      (1.00)               ---
Net Asset Value, End of Period                          $11.03                $10.56
Total Investment Return at Net Asset Value (%) (b)       15.01                 24.24*
Net Assets, End of Period (in Thousands)               $2,246                $1,951
Ratio of Expenses to Average Net Assets (%)(a)(c)         .73                  .54*
Ratio of Net Investment Income to
 Average Net Assets (%)(a)                               2.72                 2.44*
Portfolio Turnover (%)                                 170.75                95.15*
Average Commission Rate Paid (d)                         $.0544             ---

*    Not annualized.
(a)  Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund for the periods ended September 30, 1996 and 1995 reflect a reduction of $0.15 and $0.23 per share, respectively.
(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  Includes amounts paid through expense offset arrangements.
(d)  Average commission rate paid is presented for fiscal periods beginning or after
     September 1, 1995 and does not generally reflect mark-ups, mark-downs or dealer spreads.


Putnam Real Estate Opportunities Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                     For the period
                                                                    January 3, 1995
                                                                      (commencement
                                                   Year ended        of operations)
                                                    August 31          to August 31
                                                         1996                  1995

Net Asset Value, Beginning of Period                     $9.49                $8.50
Investment Operations:
Net Investment Income                                      .54(a)               .30(a)
Net Realized and Unrealized Gain on Investments           1.23                  .69
Total from Investment Operations                          1.77                  .99
Less Distributions:
From Net Investment Income                                (.52)                  --
From Net Realized Gain on Investments                     (.07)                  --
Total Distributions                                       (.59)                  --
Net Asset Value, End of Period                          $10.67                $9.49
Total Investment Return at Net Asset Value (%) (b)       19.53                11.65(*)
Net Assets, End of Period (in Thousands)                $2,213               $1,829
Ratio of Expenses to Average Net Assets (%)(b)             .98(a)               .48(a)(*)
Ratio of Net Investment Income to Average Net Assets (%)  5.40(a)              3.52(a)(*)
Portfolio Turnover (%)                                   28.19                 5.35(*)
Average Commission Rate Paid (d)                          $.0360                --

(*)  Not annualized.
(a)  Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund for the periods ended August 31, 1996 and August
     31, 1995 reflect a reduction of $0.10 and $0.21 per share, respectively.
(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  The ratio of expenses to average net assets for the period ended August 31, 1996 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.
(d)  Average commission rate paid is required to be disclosed for fiscal periods beginning on or after September 1, 1995 and does not generally reflect mark-ups, mark-downs or dealer spreads.

OBJECTIVES

          Putnam American Renaissance Fund seeks capital appreciation.

          Putnam Balanced Fund seeks capital growth and current income.

          Putnam Real Estate Opportunities Fund seeks capital growth and current income. The fund concentrates its investments in securities issued by companies in the real estate industries.

          Putnam Research Fund seeks capital appreciation.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective through its separate investment policies. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques; risk factors" below. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Putnam American Renaissance Fund

The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., the Trust's investment manager ("Putnam Management"), believes will benefit from major, long-term trends in the economy, business conditions, consumer behavior or public perceptions of the environment. Putnam Management attempts to identify these trends in their early stages, and then attempts to identify the economic sectors that may benefit from them. In selecting securities from these sectors, Putnam Management will consider a variety of factors, including an issuer's financial strength, competitive position and projected future earnings. In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors that Putnam Management believes may benefit from such trends, are expected by Putnam Management to experience above-average growth.

The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers. Because Putnam Management evaluates securities for the fund based on their potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. In addition, although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on a relatively limited number of sectors of the economy at any given time may make the value of fund shares more susceptible to any single economic, political or regulatory development than the value of shares of a more widely diversified mutual fund. As a result, the value of fund shares may fluctuate more than the value of shares of other equity mutual funds. Achievement of the fund's goals will be dependent not only on Putnam Management's ability to select individual investments, but also on Putnam Management's ability to accurately identify the long-term trends described above and the economic sectors that will benefit from those trends.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with equity market capitalizations above $1 billion. However, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies will generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Putnam Balanced Fund

The fund will invest in a combination of equity and fixed-income securities. The portion of the fund's assets invested in equity securities and fixed-income securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. However, under normal market conditions the fund expects to invest at least 25% of its total assets in fixed-income securities, which for this purpose includes debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

In selecting equity securities for the fund's portfolio, Putnam Management focuses on securities which it believes are attractively priced and have good financial strength as well as above average earnings potential. Although the fund's equity investments will typically emphasize issuers with equity market capitalizations in excess of $1 billion, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

In selecting fixed-income securities for the fund's portfolio, Putnam Management may take full advantage of the entire range of fixed-income securities and may adjust the average maturity of the fund's fixed-income investments from time to time depending on its assessment of relative yields on securities of different maturities and types and its expectations of future changes in interest rates. The fund's investments in fixed-income securities may include both government and corporate obligations. Consistent with the fund's investment objective, the fund may invest without limit in fixed-income securities rated at the time of purchase at least B by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. See "Common investment policies and techniques; risk factors -- Lower-rated fixed-income securities" below.

The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below.

Putnam Real Estate Opportunities Fund

Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies principally engaged in the real estate industries. Examples of companies in the real estate industries include real estate investment trusts ("REITs"), real estate developers, mortgage lenders and servicers, construction companies and building material suppliers. Putnam Management deems a particular company to be "principally engaged" in the real estate industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from businesses related to real estate.

The fund expects to invest primarily in common stocks that have the potential for capital appreciation, current income, or both. However, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors. Since the fund's investments are concentrated in the real estate industries, the value of its shares can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate ventures or securities issued by companies engaged in businesses related to real estate may include excess supply of real property in certain markets, changes in zoning laws, difficulties in completing construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. In addition, like the performance of other commercial ventures or the securities issued by companies in industries unrelated to real estate, the performance of real estate ventures and securities issued by companies in the real estate industries may be affected by changes in interest rates, prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes), and social and economic trends.

It is currently expected that equity REITs, which own real estate directly, will represent a substantial portion of the fund's investments in REITs. The fund may also invest in mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by changes in the value of the properties to which they have extended credit.
REITs are dependent upon the skill of each REIT's management, may not be diversified and are subject to the risks of financing projects.

REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain an exemption from the Investment Company Act of 1940. By investing in REITs indirectly through the fund, a shareholder bears not only a proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs.

The fund could under certain circumstances own real estate directly as a result of a default on debt securities it owns. If the fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "How a fund makes distributions to shareholders; tax information" below.

Putnam Research Fund

The fund invests primarily in common stocks recommended by Putnam Management's Equity Research Department as having the greatest potential for capital appreciation. Because the analysts in Putnam Management's Equity Research Department emphasize fundamental analysis, Putnam Management, when selecting securities for the fund, will focus primarily on individual securities rather than sector or industry weightings. Notwithstanding this focus on individual securities, Putnam Management currently expects that the fund's portfolio will invest in securities representing most (and at times possibly all) of the sectors included in the Standard & Poor's 500 Composite Stock Price Index, although the fund is not an index fund and its portfolio is not intended to replicate the index.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with market capitalizations above $500 million. From time to time, however, a portion of the fund's assets may be invested in securities of companies with equity market capitalizations below this level. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Common investment policies and techniques; risk factors

Foreign investments. Each fund may invest up to 20% of its assets in securities principally traded in foreign markets. Each fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

A fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options. For further discussion on the risks associated with purchasing and selling futures contracts and options, see "Futures and options." The SAI also contains information concerning these transactions.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a
 fund will engage    in     foreign currency exchange
transactions at any given time or from time to time.

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the SAI.

Lower-rated fixed-income securities. Lower-rated fixed-income securities are generally regarded as those rated below Baa by Moody's or BBB by S&P or securities of comparable quality as determined by Putnam Management. These securities are often referred to as "junk bonds" and may include securities in default. Securities rated Baa or BBB, while considered investment-grade, are more vulnerable to adverse economic conditions than securities in the higher rating categories and have speculative elements. Although the values of fixed-income securities generally fluctuate with movements in interest rates, the values of lower-rated fixed-income securities generally fluctuate more than those of higher-rated fixed-income securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, some or all of each fund's fixed-income investments may include securities as to which that fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell these securities only at prices lower than if these securities were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default under these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. The lower ratings of certain fixed-income securities held by a fund reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and a fund may as a result find it more difficult to determine the fair value of such securities. When a fund invests in fixed-income securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in fixed-income securities in the higher rating categories.

Each fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently.

Even though such bonds do not pay current interest in cash, a fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

Portfolio turnover. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Futures and options. Each fund may buy and sell financial futures contracts on stock indexes and foreign currencies, and Putnam Balanced Fund may buy and sell financial future contracts on U.S. Government securities and foreign fixed-income securities. A futures contract is a contract to buy or sell units of a particular security or index at an agreed price on a specified future date. Depending on the change in value of the security or index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, each fund may buy and sell call and put options on index futures or stock indexes. Each fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to earn additional income.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of index futures and options and movements in the prices of the underlying stock index or securities and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at a particular time. A fund's ability to terminate an option position established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions
would fail to meet their obligations to    the     fund.  Certain
provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. A fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

Securities loans, repurchase agreements and forward commitments. Each fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Alternative investment strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the basic investment strategy of a fund inconsistent with the best interests of such fund's shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of such fund's assets.

In implementing these defensive strategies, a fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or its agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, a fund will use these alternative strategies.

Diversification

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit a fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit a fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer, other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry, except that under normal market conditions Putnam Real Estate Opportunities
Fund will invest more than 25% of its total assets in issuers in the real estate group of industries;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and fund operating expenses. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on average net assets.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                  Business experience
                       Year       (at least 5 years)
                      ------      -----------------

American Renaissance Fund
-------------------------
Carol C. McMullen      1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1995.  Prior
                                  to June, 1995, Ms. McMullen
                                  was Senior Vice President and
                                  Senior Portfolio Manager of
                                  Baring Asset Management.

Jeffrey R. Lindsey     1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1994.
                                  Prior to April, 1994, Mr.
                                  Lindsey was Vice President
                                  at Strategic Portfolio
                                  Management Inc.

Balanced Fund
-------------
David J. Santos        1995       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1986.

Kenneth J. Taubes      1995       Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1991.

Real Estate Opportunities Fund
------------------------------
Jeanne L. Mockard      1995       Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1990.

Research Fund
-------------
Thomas R. Bogan        1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to November, 1994,
                                  Mr. Bogan was Senior
                                  Analyst of Lord, Abbett & Co.

Patrick O'Donnell      1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to May, 1994, Mr.
                                  O'Donnell was the founder and
                                  President of Exeter Research
                                  Inc.

Each fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the funds and
   each     other portfolio of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the funds    and each other portfolio     or
the nature of the services performed and relative applicability
to each fund    or other portfolio    .  Each fund also
reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

The Trustees of the Trust have approved a new management contract for Putnam Research Fund, to take effect when and if approved by shareholders of the fund at a meeting scheduled to be held on February 6, 1997. If the proposed management contract is not approved by shareholders, this prospectus will be revised.

Under the proposed management contract, Putnam Research Fund would pay a quarterly base fee (subject to adjustment as provided below) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of the fund's average net assets: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $ 5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

This base fee may be increased or decreased by applying a performance adjustment formula based on the performance of the fund relative to that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index of common stocks frequently used as a general measure of U.S. stock market
performance.  The fee, payable for each    calendar     quarter
of the fund, will be increased or decreased by an incentive payment or penalty at the annual rate of 0.01% of average net assets for each full 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3%, subject to a maximum increase or decrease of 0.07% of average net assets. Performance will be calculated for these purposes at the
beginning of each    calendar     quarter, for the thirty-six
month period immediately preceding such quarter (or the life of the fund, if shorter). For example, under the proposed management contract, if the fund were to achieve a cumulative total return of 30% for a given three-year period and the S&P 500 were to return 25% for that same period, i.e., the fund were to outperform the S&P 500 by 5%, the fee payable to Putnam Management for the following quarter would be increased by the annual rate of 0.02% of average net assets. If the proposed management contract had been in effect on October 1, 1996, the fund's cumulative total return of 24.03%, relative to that of the S&P 500, 20.26%, would have resulted in no performance adjustment to the base fee. The examples are intended solely to illustrate the effect of the performance adjustment. The fund's actual return will vary, and may be greater or less than that of the S&P 500.

In order to limit the funds' expenses during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through
   May 31, 1997 for Putnam Real Estate Opportunities Fund and
Putnam Balanced Fund and through June 30, 1997     for Putnam
American Renaissance Fund and Putnam Research Fund,         to
the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the Trust's distribution plan) would exceed the following annual rates, expressed as a percentage of each fund's average net assets: Putnam American Renaissance Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund, 1.00%, and Putnam Balanced Fund, 0.70%. For the purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of credits related to brokerage service and expense offset arrangements that may reduce designated fund expenses. With Trustee approval, these expense limitations may be terminated earlier, in which event shareholders would be notified and this
prospectus would be revised.     Putnam Management currently
expects that the expense limitation will be continued through the end of each fund's current fiscal year.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.
As of    November     30, 1996, Putnam Investments, Inc. owned
more than 25% of the shares of each of the funds and therefore may be deemed to "control" each of the funds.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Only shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund are offered by this prospectus.

Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A shares are currently being offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each fund vote together as a single class, except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of the funds have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of
Salem Hospital and         the Peabody Essex Museum; Elizabeth T.
Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of a fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

The public offering price of is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                Net                 dealers as a
Amount of transaction        amount     Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of shares of $1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a contingent deferred sales charge of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of 1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI,

General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by a fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the Trust is not currently making any payments pursuant to the plan. The purpose of the plan is to permit the Trust to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The plan provides for payments by each fund to Putnam Mutual Funds at the annual rate of up to 0.35% of its average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of certain other Putnam funds at net asset value. To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW    A     FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Putnam American Renaissance Fund and Putnam Research Fund distribute any net investment income and any net realized capital gains at least annually. Putnam Balanced Fund and Putnam Real Estate Opportunities Fund distribute any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options:

 - Reinvest all distributions from a fund in additional shares of that fund without a sales charge;

 - Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares of that fund without a sales charge; or

 -      Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions from a fund in additional shares of that fund (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Each fund's distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year your fund will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

For corporate shareholders, any distributions received by Putnam Real Estate Opportunities Fund from REITs will not qualify for the corporate dividends-received deduction. Putnam Real Estate Opportunities Fund's investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investments in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings; if the fund distributes such amounts, such distribution would constitute a return of capital to fund shareholders for federal income tax purposes.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

PUTNAM AMERICAN RENAISSANCE FUND
PUTNAM BALANCED FUND
PUTNAM REAL ESTATE OPPORTUNITIES FUND
PUTNAM RESEARCH FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Putnam Balanced Fund
Putnam Real Estate Opportunities Fund

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Putnam American Renaissance Fund
Putnam Research Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

                      PUTNAM AMERICAN RENAISSANCE FUND
                           PUTNAM BALANCED FUND
                  PUTNAM REAL ESTATE OPPORTUNITIES FUND
                           PUTNAM RESEARCH FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

EACH A SERIES OF   PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                                              FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         December

   31    , 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the
funds dated December    31    , 1996, as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                              Table Of Contents
Part  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . I-6

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . I-   14

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . I-   15

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . I-   17

Part II


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                                    SAI
                                   PART I

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed
   with respect to a fund     without a vote of a majority of the
outstanding voting securities    of such fund    , a fund may not
and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that Putnam Real Estate Opportunities Fund may invest more than 25% of its total assets in securities of issuers in any industry in the real estate group of industries.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

Although certain of a fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

            Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.



All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                          -------------------------

CHARGES AND EXPENSES

Management fees

Each fund pays a quarterly fee to Putnam    Investment
Management   , Inc., each fund's investment manager ("Putnam
Management"),     based on the average net assets of that fund, as
determined at the close of each business day during the quarter, at the following rates expressed as a percentage of each fund's average net assets:


Fund name         Contract date          Rates

Putnam American   12/12/94 as revised    0.70% of the first $500
 Renaissance Fund 7/14/95 and as further million, 0.60% of the
                  revised 12/1/95        next $500 million,
                                         0.55% of the next $500
                                         million, 0.50% of the
                                         next $5 billion, 0.475%
                                         of the next $5 billion,
                                         0.455% of the next $5
                                         billion, 0.44% of the
                                         next $5 billion, and
                                         0.43% thereafter.

Putnam Balanced   12/12/94 as revised    0.65% of the first $500
 Fund             7/14/95 and    as
further           million, 0.55% of the  revised
12/1/95           next $500 million,
                                         0.50% of the next $500
                                         million, 0.45% of the
                                         next $5 billion, 0.425%
                                         of the next $5 billion,
                                         0.405% of the next $5
                                         billion, 0.39% of the
                                         next $5 billion, and
                                         0.38% thereafter.

Putnam Real Estate 12/12/94 as revised   0.70% of the first $500
 Opportunities    7/14/95 and as further million, 0.60% of the
  Fund            revised 12/1/95        next $500 million,
                                         0.55% of the next $500
                                         million, 0.50% of the
                                         next $5 billion, 0.475%
                                         of the next $5 billion,
                                         0.455% of the next $5
                                         billion, 0.44% of the
                                         next $5 billion, and
                                         0.43% thereafter.

Putnam Research   12/12/94 as revised    0.65% of the first $500
 Fund             7/14/95 and as further million, 0.55% of the
                  revised 12/1/95        next $500 million,
                                         0.50% of the next $500
                                         million, 0.45% of the
                                         next $5 billion, 0.425%
                                         of the next $5 billion,
                                         0.405% of the next $5
                                         billion, 0.39% of the
                                         next $5 billion, and
                                         0.38% thereafter.

At a shareholder meeting scheduled to be held on February 6, 1997, shareholders of Putnam Research Fund will be asked to approve a new management contract for that fund. Under the proposed management contract, the fund would pay a quarterly base fee (subject to adjustment as provided below) to Putnam
Management        based on the average net assets of the fund, as
determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of the fund's average net assets: 0.65% of the first $500 million, 0.55%
of the         $500 million, 0.50% of the next $500 million, 0.45%
of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

This base fee may be increased or decreased by applying a performance adjustment formula based on the performance of the fund relative to that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index of common stocks frequently used as a general measure of U.S. stock market performance. The
fee, payable for each    calendar     quarter of the fund, will be
increased or decreased by an incentive payment or penalty at the annual rate of 0.01% of average net assets for each full 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3%, subject to a maximum increase or decrease of 0.07% of average net assets. Performance will be calculated for
these purposes at the beginning of each    calendar     quarter,
for the thirty-six month period immediately preceding such quarter (or the life of the fund, if shorter). For example, under the proposed management contract, if the fund were to achieve a cumulative total return of 30% for a given three-year period and the S&P 500 were to return 25% for that same period, i.e., the fund were to outperform the S&P 500 by 5%, the fee payable to Putnam Management for the following quarter would be increased by the annual rate of 0.02% of average net assets. If the proposed management contract had been in effect on October 1, 1996, the fund's cumulative total return of 24.03%, relative to that of the S&P 500, 20.26%, would have resulted in no performance adjustment to the base fee. The examples are intended solely to illustrate the effect of the performance adjustment. The fund's actual return will vary, and may be greater or less than that of the S&P 500.

If the proposed    contract     is not ultimately approved by
shareholders, this SAI will be supplemented or revised, as appropriate.

For the past fiscal years, pursuant to its existing management contract, each fund incurred the following fees:

                                             Reflecting a
                                             reduction in the
                                             following amounts
                         Fiscal   Management pursuant to an
Fund name                year     fee paid   expense limitation

Putnam American          1996                $14,050    $29,062
 Renaissance Fund

Putnam Balanced Fund     1996    $13,557                $    29,606
                         1995     $8,553     $19,100

Putnam Real Estate
 Opportunities Fund      1996                $14,060    $19,662
                         1995                 $7,598    $28,374

Putnam Research Fund     1996                $26,676    $30,948

Expense limitation. In order to limit expenses, Putnam Management has agreed to limit its compensation (and, to the extent
necessary, bear other expenses) through    May 31, 1997 for Putnam
Real Estate Opportunities Fund and Putnam Balanced Fund and
through June 30, 1997     for Putnam American Renaissance Fund and
Putnam Research Fund,         to the extent that expenses of the
funds (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the funds' distribution plans) would exceed the following annual
   rate     of each fund's average net assets:  Putnam American
Renaissance Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund, 1.00%, and Putnam Balanced Fund, 0.70%. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the funds do not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, these expense limitations may be terminated earlier, in which event shareholders
would be notified and this SAI would be revised.       Putnam
Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal period indicated:

                             Fiscal       Brokerage
Fund name                                 year commissions

Putnam American Renaissance  1996         $6,139
 Fund
Putnam Balanced Fund         1996         $3,290
                             1995         $3,351
Putnam Real Estate
 Opportunities Fund          1996         $1,642
                             1995         $4,062
Putnam Research Fund         1996         $6,848

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management considered to be particularly useful to it and its affiliates:

                      Dollar
                       value       Percent of
                     of these         total      Amount of
                   transactions   transactions  commissions

Putnam American        $3,337,756      42.31%    $3,394
 Renaissance Fund
Putnam Balanced Fund   $2,141,691      65.04%    $2,214
Putnam Real Estate
 Opportunities Fund      $211,400      19.03%      $684
Putnam Research Fund     $484,818       3.78%      $485

Administrative expense reimbursement

Each fund reimbursed Putnam Management in the following amounts for administrative services during fiscal 1996, including the following amounts for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit.

                                            Portion of total
                                            reimbursement for
                           Total            compensation and
Fund name              reimbursement          contributions

Putnam American
 Renaissance Fund            $43                    $38
Putnam Balanced Fund         $40                    $35
Putnam Real Estate
 Opportunities Fund          $40                    $35
Putnam Research Fund         $56                    $29

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995:

COMPENSATION TABLE

                                                  Aggregate compensation(1) from:


                                                                            Pension or        Estimated
                         Putnam                 Putnam                      retirement  annual benefits
                        American    Putnam    Real Estate    Putnam   benefits accrued             from all     All
                       Renaissance Balanced  Opportunities  Research        as part of         Putnam funds  Putnam
Trustees/year             Fund       Fund        Fund         Fund    fund expenses(2)   upon retirement(3)funds(4)
-------------------------------------------------------------------------------   ----------------------------
-
Jameson A. Baxter/1994    $124      $123        $123         $124            $0             $71,676           $150,854
Hans H. Estin/1972         123       122         122          123             0              70,043            150,854
John A.    Hill/1985(5)    122       122         121          122             0              70,043            149,854
Ronald J.    Jackson/1996(6)          21          39           29            21                       0
70,043                     N/A
Elizabeth T. Kennan/1992   123       122         122          123             0              69,709            148,854
Lawrence J. Lasser/1992    121       121         121          121             0              70,043            150,854
Robert E. Patterson/1984   133       133         132          133             0              71,043            152,854
Donald S. Perkins/1982     122       121         121          122             0              69,376            150,854
William F. Pounds/1971     124    (7)            124    (7)     123               (7)               125            (7)
0                   70,543     149,854
George Putnam/1957         123       122         122          123             0              70,043            150,854
George Putnam, III/1984    123       122         122          123             0              70,043            150,854
Eli    Shapiro/1995(8)     134       134         133          134             0              47,686             95,372
A.J.C. Smith/1986          121       121         121          121             0              68,252            149,854
W. Nicholas Thorndike/1992 132       132         132          132             0              71,043            152,854
------------------------------------------------------------------------------------------   ----------------------------
-
(1)      Includes an annual retainer and an attendance fee for each meeting attended.
   (2
)        The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1, 1996.  Prior to that date, voluntary retirement benefits were paid to certain retired Trustees, and no such benefits were accrued as part of fund expenses.
(3)      Assumes that each Trustee retires after at least five years of service.  Estimated benefits for each Trustee are based on amounts paid to such Trustee for the three most recent calendar years (or, for Trustees who have not served as Trustees throughout such three-year period, the average amount paid to each Trustee for such years).
   (4)
         As of December 31, 1995, there were 99 funds in the Putnam family.
   (5)
         Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.  The total amount of deferred
         compensation payable by the Putnam    funds     to Mr. Hill    was $51,141.  Information on deferred compensation
         includes income earned on such amounts.
   (6)
         Elected as a Trustee in May 1996.
   (7)
         Includes additional compensation for service as Vice Chairman of the Putnam    funds    .
   (8)
         Elected as a Trustee in April 1995.

   Under a     Retirement    Plan     for Trustees of the Putnam
funds   (the "Plan"), each     Trustee who retires    with     at
least    five     years of         service         as a
Trustee   of the funds is entitled to receive     an annual
   retirement     benefit         equal to one-half of the
   average annual compensation paid to such     Trustee    for the
last three years of service prior to     retirement.     This
retirement benefit is payable during a Trustee's lifetime,
beginning the year following     retirement   , for a number of
years equal to such Trustee's years of service.  A death
benefit    is also available under the Plan which assures that the
Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment
Company Act of 1940) may terminate or amend the Plan     at any
time,    but no termination or amendment will result in a
reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At    November     30, 1996, the officers and Trustees of the
Trust as a group owned    5.67%     of Putnam American Renaissance
Fund,    3.81%     of Putnam Balanced Fund,    4.10%     Putnam
Real Estate Opportunities Fund and    13.65%     of Putnam
Research Fund, and except as noted below, to the knowledge of the Trust, no person owned of record or beneficially 5.00% or more of the shares of the funds.

                      Putnam American Renaissance Fund
                      --------------------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   88.50%

                           Putnam Balanced Fund
                            --------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                 Putnam Investments, Inc.*    95.40%

                   Putnam Real Estate Opportunities Fund
                   -------------------------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   90.30%

                           Putnam Research Fund
                           --------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------

                   Putnam Investments, Inc.*   77.20%

                   Thomas R. Bogan              7.60%
                   One Devonshire Place
                   Boston, MA  02109

*         One Post Office Square, Boston, MA 02109

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received no sales charges with respect to class A shares for any of the funds during fiscal 1996.

Investor servicing and custody fees and expenses

During the 1996 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

Fund name

Putnam American Renaissance Fund          $11,038
Putnam Balanced Fund                      $10,098
Putnam Real Estate
 Opportunities Fund                        $6,273
Putnam Research Fund                      $19,647

INVESTMENT PERFORMANCE

Standard performance measures

Putnam American Renaissance Fund
(for the period ended July 31, 1996)

                           Class    A
Inception date:            October 2, 1995

Annualized total
return

Life of class                  13.16%


Putnam Balanced Fund
(for the period ended September 30, 1996)

                           Class    A
Inception date:            January 3, 1995

Annualized total
return

1 year                         8.44%
Life of class                  18.65%

Yield

30-day
Yield                           1.96%

Putnam Real Estate Opportunities Fund
(for the period ended August 31, 1996)

                           Class    A
Inception date:            January 3, 1995

Annualized total
return

1 year                         12.64%
Life of class                  14.80%

Putnam Research Fund
(for the period ended July 31, 1996)


                           Class    A
Inception date:            October 2, 1995

Annualized total
return

Life of class               8.64%   *

* Represents cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future
results.  Total return and yield    reflect     the deduction of
the maximum sales charge of 5.75%.  Total return    and yield for
each fund reflect     an expense limitation currently in effect.
Without the expense limitation, total return would have been
   18.78%     for Putnam American Renaissance Fund,    13.75%
for Putnam Balanced Fund,    20.16%     for Putnam Real Estate
Opportunities Fund and    14.81%     for Putnam Research Fund.
See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan (age 55) (1 fund).  Managing Director of Putnam
Management. Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord, Abbett & Co.

Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman (age 55) (40 funds). Senior Managing Director of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

Ian C. Ferguson (age 39) (22 funds).  Senior Managing Director.
Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of Putnam
Management.

J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fiduciary
Trust Company.

Carol C. McMullen (age 41) (7 funds). Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice
President and Senior Portfolio Manager of Baring Asset Management.

Jeanne L. Mockard (age 33) (4 funds).  Senior Vice President of
Putnam Management.

John J. Morgan, Jr. (age 56) (10 funds).  Managing Director of
Putnam Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of Putnam Management. Director of Putnam Investments, Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of Putnam
Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39) (10 funds).  Managing Director of Putnam
Management.

Sheldon N. Simon (age 39) (2 funds).  Senior Vice President of
Putnam Management.

Robert Swift (age 36) (7 funds).  Senior Vice President of Putnam
Management.  Prior to August, 1995, Mr. Swift was Director and
Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam Real Estate
Opportunities Fund    and Putnam Balanced Fund    , providing
audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the Annual Report for the fiscal year ended August 31, 1996 for Putnam Real Estate Opportunities
Fund,    and for the fiscal year ended September 30, 1996 for
Putnam Balanced Fund,     filed electronically on October 30, 1996
   and November 27, 1996, respectively     (File No. 811-7237),
are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

Price Waterhouse, LLP,    165 Federal St.,     Boston, MA 02109,
are the independent accountants for Putnam American Renaissance Fund and Putnam Research Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Reports of Independent Accountants, financial highlights and financial statements included in the Annual Reports for the fiscal year ended July 31,
1996    ,     filed electronically on October 2, 1996 for Putnam
American Renaissance Fund and on October 4, 1996 for Putnam
Research Fund        (File No. 811-7237), are incorporated by
reference into this SAI.  The financial highlights    for these
funds     included in the prospectus and incorporated by reference
into this SAI and the financial statements    for these funds
incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

   December 31,     1996

Putnam International Fund
Putnam Japan Fund
INVESTMENT STRATEGY:  GROWTH

Putnam Global Growth and Income Fund
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before
investing in shares of Putnam         Global Growth and Income
Fund, Putnam International Fund and Putnam Japan Fund (collectively, the "funds" and each a "fund"), each a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed
information in the    December 31    , 1996 statement of
additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                           BOSTON * LONDON * TOKYO

ABOUT THE FUNDS


Expenses summary                                              page number
 .
This section describes the sales charges, management fees, and
annual operating expenses that apply to    various classes of
a fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights
 .
Study this table to see, among other things, how    the fund
performed    each year for the past 10 years or     since it began
investment operations   if it has been in operation for less than
10 years.

Objectives
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure a fund's objectives are consistent with your own.

How the funds pursue their objectives
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how a fund seeks its investment objectives.
       Risk     factors   .              All investments entail
    some risk.  Read this section to make sure you understand
       the     risks that    are associated with an
    investment     in a fund.

How performance is shown
 .
This section describes and defines the measures used to assess
   fund     performance.   All data are based on         past
investment results and do not predict future performance.

How the funds are managed
 .
Consult this section for information about a fund's management,
allocation of    its     expenses, and how purchases and sales of
securities are made        .

Organization and history
 .
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

   Alternative sales arrangements
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on shares.

Distribution    plan
 .
This section tells you what distribution fees are charged against
shares        .

How to sell shares
 .
In this section you can learn how to sell    fund     shares
       , either directly to    a     fund or through an investment
dealer.

How to exchange shares
 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
 .
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders;         tax
information
 .
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.
About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from
investing in a fund and    in the case of Putnam Global Growth and
Income Fund, expenses based on the most recent fiscal year and, in the case of Putnam International Fund and Putnam Japan Fund,
estimated expenses which each fund expects to incur in    its
first full     fiscal year.  The examples show the cumulative
expenses attributable to a hypothetical $1,000 investment over specified periods.

Shareholder transaction expenses

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                     5.75%

Deferred sales charge (as a
percentage of the lower of
original purchase price or
redemption proceeds)                   NONE*

* A deferred sales charge of up to 1.00% is assessed on certain redemptions of shares that were purchased without an initial sales charge. See "How to buy shares."


Annual fund operating expenses
(as a percentage of average net assets)



                                                         Total fund
                                          Other       operating
                      Management fees    expenses
   expenses
                       ---------------   --------     --------

Putnam Global Growth
     and         Income Fund               0.80%
0.47%                       1.27%+
Putnam International Fund   NONE           1.45%+
1.45%+
Putnam Japan Fund           NONE           1.45%+        1.45%+

+after expense limitation

The table is provided to help you understand the expenses of
investing         and your share of    fund     operating expenses
       . The         expenses         shown in the table    do
not     reflect    the application of credits that reduce fund
expenses    .  In the absence of the expense limitation,
management fees   and     "Other expenses" and total fund
operating expenses    for Putnam Global Growth and Income Fund and
estimated management fees, "Other expenses" and total fund operating expenses for Putnam International Fund and Putnam Japan
Fund     would be as follows:

                                                      Total fund
                         Management        Other       operating
                            fees         expenses      expenses
                         ----------       ------       ---------

Putnam Global Growth
      and         Income Fund              0.80%          0.56%     1.36%
Putnam International Fund   0.80%           1.52%      2.32%
Putnam Japan Fund           0.80%           1.52%      2.32%

Examples


Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                        1      3       5  10
                                      year   years   yearsyears


Putnam Global Growth and Income Fund    $70   $95   $123 $202
Putnam International Fund             $71    $101     N/A N/A
Putnam Japan Fund                     $71    $101     N/A N/A

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for
the funds.     This     information    has been audited and
reported on by each fund's independent accountants.  The "Report
of independent accountants" and     financial statements included
in    each fund's     annual report to shareholders for the
   1996 fiscal     period         are incorporated by reference
into this prospectus.     Each     fund's annual report        ,
which    contains     additional unaudited performance
information,    is     available without charge upon request.

        Financial highlights
(For a share outstanding throughout the period)

Putnam Global Growth and Income Fund
Financial Highlights
(For a share outstanding throughout the period)
                                                                         For the period
                                                                        January 3, 1995
                                                                          (commencement
                                                          Year ended     of operations)
                                                        September 30    to September 30
                                                                1996               1995
Net asset value, beginning of period                           $9.64              $8.50
Investment operations:
Net investment income (a)                                        .21                .27
Net realized and unrealized gain on investments                 1.30                .87
Total from investment operations                                1.51               1.14
Less Distributions:
From net investment income                                     (.36)                 --
From net realized gain on investments                          (.02)                 --
Total distributions                                            (.38)                 --
Net asset value, end of period                                $10.77              $9.64
Total investment return at net asset value (%) (b)             16.14             13.41*
Net assets, end of period (in thousands)                      $2,077             $1,771
Ratio of expenses to average net assets (%) (a) (c)             1.27               .49*
Ratio of net investment income
 to average net assets (%)(a)                                   2.03              3.04*
Portfolio turnover (%)                                        222.89             21.68*
Average commission rate paid (d)                             $0.0374                 --
/TABLE

Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utlities sector. Investment results for periods prior to December 28, 1995 may not reflect those that would have been achieved under the fund's curent investment policies.

*   Not annualized.
(a) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund for the periods ended September 30, 1996 and September 30, 1995 reflect a reduction of approximately $.09 and $.20 per share, rspectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Includes amounts paid through brokerage service arrangements and expense offset.
(d) Average commission rate paid is required for fiscal periods beginning September 1, 1995.

Putnam International Fund

Financial highlights
(For a share outstanding throughout the period)

                                               For the Period
                                              December 28, 1995
                                                (commencement
                                               of operations)
                                                to August 31
                                                    1996

Net asset value, beginning of period                  $8.50
Investment operations
Net investment income                                   .08(a)

Net realized and unrealized gain on investments          --
Total from investment operations                        .08
Net asset value, end of period                        $8.58

Total investment return at net asset value (%) (b)     0.94(*)

Net assets, end of period (in thousands)             $3,144

Ratio of expenses to average net assets (%) (c)        .98(a)(*)

Ratio of net investment income to average
 net assets (%)                                        .96(a)(*)

Portfolio turnover (%)                               48.18(d)

Average commission rate paid                          $.0538

 *   Not annualized.

(a)  Reflects an expense limitation in effect during the period.
     As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.05 per share.

(b) Total investment return does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset and expense offset arrangements.

Putnam Japan Fund

Financial Highlights
(For a share outstanding throughout the period)

                                                  For the period
                                               December 28, 1995
                                                   (commencement
                                               of operations) to
                                                 August 31, 1996

Net asset value, beginning of period               $8.50

Investment operations

Net investment loss                                 (.02)(a)

Net realized and unrealized loss on investments     (.51)

Total from investment operations                    (.53)

Net asset value, end of period                     $7.97

Total investment return at net asset value (%)(b)  (6.24)(*)

Net assets, end of period (in thousands)             $3,020

Ratio of expenses to average
 net assets (%)(c)                                    .98(a)(*)

Ratio of net investment loss to average
 net assets (%)                                      (.29)(a)(*)

Portfolio turnover (%)                              46.39(*)

Average commission rate paid                         $.0508

 *  Not annualized.

(a) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.04 per share.

(b) Total investment return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

OBJECTIVES



Putnam Global Growth and Income Fund seeks capital growth.
Current income is a secondary objective.

Putnam International Fund seeks long-term capital appreciation.

Putnam Japan Fund seeks long-term capital appreciation.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective(s) through its separate investment policies. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques; risk factors" below. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its
objective       .

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy



Putnam Global Growth and Income Fund

The fund will invest primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that offer potential for current income. The fund may also purchase corporate bonds, notes and debentures, preferred stocks, securities convertible into common stock or other equity securities or U.S. or foreign
government securities if Putnam    Investment     Management   ,
Inc., the Trust's investment manager ("Putnam Management"), determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. When selecting portfolio securities for the fund that have the potential for capital growth, Putnam Management will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Under normal market conditions, the fund will invest in at least three different countries and will normally invest at least 30%, but not more than 70%, of its total assets in securities of companies whose principal place of business is in the United States or whose securities are principally traded in the United States. Subject to the foregoing, the fund may invest in
securities of issuers in emerging market countries       , as well
as securities of issuers in more developed countries.     The fund
will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on Putnam Management's evaluation of its level of economic development or the size and
experience of its securities markets.      Investing in emerging
market countries generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments" below.

Fixed-income securities in which the fund may invest may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below.

Putnam International Fund

The fund will invest primarily in equity securities of issuers which have a principal place of business located outside of the United States or whose securities are principally traded on foreign markets. Under normal market conditions, the fund expects to invest substantially all of its assets in securities of such foreign issuers and, in any event, will invest at least 65% of its total assets in securities of issuers located in at least three different countries other than the United States. The fund may invest in securities of issuers in emerging market countries (as
defined above under "Putnam    Global     Growth    and Income
Fund"), as well as securities of issuers in more developed countries. Investing in emerging market countries generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments."

While the fund will not limit its investments to any particular type of company, it is the current intention of Putnam Management to invest the fund's assets primarily in "large-capitalization" companies (defined for these purposes as companies with equity market capitalizations of at least $2 billion). Consistent with the foregoing, the fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. The fund may also invest in small and relatively less well-known companies which meet these characteristics. The securities of small and relatively less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risk. See "Common investment policies and techniques; risk factors -- Investments in securities of small-capitalization companies."

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Putnam Japan Fund

Under normal market conditions, Putnam Management expects that substantially all of the fund's assets (and, in any event, normally at least 65% of its total assets) will be invested in common stocks and other equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies. The fund will consider an issuer of securities to be a "Japanese company" if it is organized under the laws of Japan and has a principal office in Japan, or if it derives 50% or more of its total revenues from business in Japan. Subject to the foregoing, the fund may from time to time invest in securities of issuers located in countries other than Japan, including securities of issuers located in emerging market
countries (as defined above under "Putnam    Global     Growth
   and Income     Fund"). Investing in emerging market countries
generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments" below.

The fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. The fund's investments may include securities of small capitalization companies which meet these characteristics. Small capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion) may present greater opportunities for capital appreciation, but may also involve greater risk. See "Common investment policies and techniques; risk factors -- Investments in securities of small-capitalization companies."

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors -- Putnam Japan Fund. Because the fund's investments are concentrated in a single country, the value of its shares will be especially affected by Japanese political, economic, market and exchange rate conditions, and may fluctuate more widely than the value of shares of a fund that invests in companies located in a number of different countries. Since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on the Japanese economy generally and therefore are expected to influence the fund's performance. Japan has in the past experienced difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact the Japanese economy and markets, and have an adverse effect on the value of the fund's assets, in both the short and long term.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

Common investment policies and techniques; risk factors

Investments in securities of small-capitalization companies.  Each
fund may invest in        securities of small-capitalization
companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may
experience some    difficulty     in establishing or closing out
positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Foreign investments. Since foreign securities are normally denominated and traded in foreign currencies, the value of
   fund     assets may be affected favorably or unfavorably by
   changes in     currency exchange rates    relative to the U.S.
dollar    .  There may be less information publicly available
about a foreign    issuer     than about a U.S.    issuer,     and
foreign    issuers may     not    be     subject to
accounting        standards         comparable to those in the
United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally
higher than    those     in the United States.  Foreign settlement
procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries
may be         limited        .  The laws of some foreign
countries may limit    investments     in securities of certain
issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above        are typically    greater in less
developed nations, sometimes referred to as "emerging markets."
For instance, political     and economic structures in
these countries may be in their infancy and developing rapidly,
   causing instability.  High rates of             inflation may
adversely affect the economies and securities markets of such
countries.          In addition,         the         small size,
limited trading volume and relative inexperience of the securities
markets in these countries may make         investments in such
countries    less liquid     and more volatile than investments in
more developed countries   . Investments in emerging markets are
regarded as speculative.

   For more information regarding     foreign investments,
   see     the SAI.

Foreign currency exchange transactions.     A fund     may engage
in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

   A     fund may engage in transaction hedging to protect against
a change in the foreign currency exchange    rates     between the
date on which the fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign
currency.     A     fund may purchase or sell a foreign currency
on a spot (or cash) basis at the prevailing spot rate    in
connection with the settlement of transactions in portfolio
securities denominated in that foreign currency    .

    If conditions warrant,    for transaction hedging purposes,
a     fund may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and may
purchase and sell foreign currency futures contracts        .  A
foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. Each fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

   A     fund may engage in "position hedging" to protect against
   a     decline in the value relative to the U.S. dollar of the
currencies in which its portfolio securities are denominated or
quoted (or an increase in the value of the    currency in
which the fund intends to buy    are denominated    , when the
fund holds cash reserves or short-term investments). For position hedging purposes, each fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In
connection with position hedging,    a     fund may also purchase
or sell foreign    currency     on a spot basis.



   A     fund's currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The decision as to whether and to what extent a fund will
engage in     foreign currency exchange transactions will
   depend on a number of factors, including prevailing market
conditions, the composition of a     fund's    portfolio and the
availability of suitable transactions.  Accordingly, there can be
no assurance that a fund will     engage in    foreign currency
exchange     transactions    at any given time or from time to
time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and options."  The SAI also contains additional information
concerning a fund's use of foreign currency exchange
transactions    .

Investments in fixed-income securities. Each of the funds may invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit rating. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fixed-income securities held by the funds. Conversely, during periods of rising interest rates, the value of the fixed-income securities held by the funds will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major exposure to adverse conditions. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and a fund may as a result find it more difficult to determine the fair value of such securities. When a fund invests in securities in the lower ratings categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

Portfolio turnover. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as
"portfolio turnover."  As a result of    a     fund's investment
policies, under certain market conditions    its     portfolio
turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other
transaction costs on the sale of securities and reinvestment in other securities.  These transactions may result in realization of
taxable capital gains.  Portfolio turnover rates         are shown
in the section        "Financial highlights."

Financial futures and options.  Each fund may    purchase     and
sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular security or index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the security or index or currency between the time a fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, each fund may buy and sell call and put options on futures contracts or on stock indexes. Each fund may engage in futures and options transactions for hedging purposes and for
nonhedging purposes, such as         to adjust its exposure to
relevant markets    or as a substitute for direct investment    .

The use of financial futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying stock index    ,     currencies, or    securities and,
in the case of hedging transactions,     of the securities
   that     are the subject of the hedge.  The successful use of
futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from each fund's potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet
their obligations to the fund.          Certain provisions of the
Internal Revenue Code and certain regulatory requirements may also limit a fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options.     A     fund may seek to increase its current return by
writing covered call and put options on securities it owns or in which it may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option,
   it     takes the risk that it will be required to purchase a
security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

   A     fund may also buy and sell put and call options    ,
including     combinations of put and call options on the same
underlying security        .  The aggregate value of the
securities underlying options may not exceed 25% of a fund's assets. The use of these strategies may be limited by applicable law.

A more detailed explained explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments.
   A     fund may lend portfolio securities amounting to not more
than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These
transactions must be fully collateralized at all times.     A
fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date. These transactions involve some risk         if
the other party should default on its obligation and    a     fund
is delayed or prevented from recovering the collateral or completing the transaction.

Alternative investment strategies. At times Putnam Management may judge that conditions in securities markets make pursuing the basic investment strategy of a fund inconsistent with the best interests of that fund's shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a fund's assets. In implementing these defensive strategies, a fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. In addition, when pursuing these defensive strategies, a fund may invest without limit in securities primarily traded in U.S. markets. It is impossible to predict when, or for how long, each fund will use alternative strategies.

Diversification

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to
75% of its total assets   ,     a fund may not invest more than 5%
of its total assets in the securities of any one issuer (except
U.S. government securities).  The remaining 25% of    its
total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities
of a particular issuer,    it     will be subject to an increased
risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which a fund    may     invest, such
as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the
value of an underlying asset, such as a security        or an
index.          Further information about these instruments and
the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the funds'     shareholders.  These restrictions
prohibit each fund   ,     with respect to 75% of its total
assets   ,     from acquiring more than 10% of the voting
securities of any one issuer.   *      They also prohibit
   each     fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer, other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective(s) without shareholder approval.

HOW PERFORMANCE IS SHOWN

   Fund advertisements may,     from time to time    , include
performance information    .  "Yield" is calculated by dividing
the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the
last day of    that     period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels.
Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.



   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases.  Investment
performance also often reflects the risks associated with    a
fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may be
compared to that of various indexes.  See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees         are responsible for generally overseeing the
conduct of    fund     business.  Subject to such policies as the
Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the funds' other affairs and business.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                  Business experience
                         Year     (at least 5 years)
                         ----     -------------------



Putnam Global Growth and
  Income Fund

Hugh Mullin              1995     Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1986.

Justin M. Scott          1995     Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.


Putnam International Fund

Justin M. Scott          1995     Employed as an
                                     investment
Managing Director                         professional by Putnam
                                  Management since 1988.

Putnam Japan Fund

Robert Swift             1995     Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was    Director and
Senior                            Portfolio Manager, IAI
                                  International/Hill Samuel
                                  Investment Advisors.

David K. Thomas          1995     Employed as an investment
Senior Vice President             professional since 1987.

Each fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of the fund. General expenses of the Trust will be
allocated among    and charged to the assets of     the funds and
   each     other    portfolio     of the Trust on a basis that
the Trustees deem fair and equitable, which may be based on the
relative assets of the funds and    each     other
   portfolio     or the nature of the services performed and
relative applicability to    each     fund    or other
portfolio    .  Each fund also reimburses Putnam Management for
        the compensation and related expenses of certain
   fund     officers         and their staff who provide
administrative services        .  The total reimbursement is
determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

The Trust pays a quarterly fee to Putnam Management based on the average net assets of each fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of each fund's average net
assets:         0.80% of the first $500 million of the average net
asset value of the series; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; 0.575% of the next $5 billion; 0.555% of the next $5 billion; 0.54% of the next $5 billion; and 0.53% of any excess thereafter.



In order to limit the funds' expenses during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through
   June 30, 1997    , to the extent that expenses of a fund
(exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the Trust's
distribution plan) would exceed    an     annual    rate of
1.45%     of each fund's average net assets       .  For the
purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be
notified and this prospectus would be revised.     Putnam
Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of
State of The Commonwealth of Massachusetts.  As of       November
30    , 1996, Putnam Investments, Inc. owned more than 25% of the
shares of each    fund     and therefore may be deemed to
"control"         the funds.  Prior to January 6, 1995, the Trust
was known as Putnam Equity Funds. Prior to December 28, 1995, Putnam Global Growth and Income Fund was known as Putnam Global Utilities Fund.

The Trust is an open-end, diversified        management investment
company with an unlimited number of authorized shares of
beneficial interest.     The Trustees     may, without shareholder
approval,    create     two or more series of shares representing
separate investment portfolios        .  Only shares of
Putnam Global Growth and Income Fund, Putnam International Fund and Putnam Japan Fund are offered by this prospectus.

Any such series of shares may be         divided without
shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as
the Trustees determine.          Only class A shares are
   currently being     offered by this prospectus.     Each
fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each fund vote together as a single class, except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were
liquidated, would receive the net assets of that fund.     Each
fund     may suspend the sale of shares at any time and may refuse
any order to purchase shares.  Although    each fund     is not
required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

   Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than    the     minimum         set by the
Trustees (presently 20 shares), a fund may choose to redeem your
shares        .  You will receive at least 30 days' written notice
before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The    Trust's     Trustees        :  George Putnam,* Chairman.
President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald
J. Jackson, Former Chairman, President and Chief Executive Officer
of Fisher   -    Price, Inc.   , Director of Safety 1st, Inc.,
Trustee of Salem Hospital and         the Peabody Essex Museum;
Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations,
including Cummins Engine Company,         Lucent Technologies,
Inc.,    Springs     Industries, Inc. and Time Warner Inc.; George
Putnam, III,* President, New Generation Research, Inc.       ;
A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and
Eastern Utilities Associates.  The Trustees         are also
Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to
the    appropriate     fund.  Return the completed form and check
to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

   Class A shares

The public offering price of    class A     shares is the net
asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                  Net               dealers as a
Amount of transaction          amount   Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of    class A
shares of $1 million or more    or purchases by participant-
directed qualified retirement plans with at least 200 eligible
employees    .  However, a    CDSC of 1.00% will be imposed upon
redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within
two years after initial purchase. Similarly, a CDSC     of 1.00%
or 0.50%, respectively, will be imposed         within the first
or second year after purchase   on redemptions by any investor,
other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest
during the CDSC period.  Any CDSC will be     based on the lower
of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without
a CDSC.        Putnam Mutual Funds receives the entire amount of
any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment
dealers of record commissions on sales of    class A     shares of
$1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.



A participant-directed    qualified retirement     plan
participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount
privileges and programs described    elsewhere in this prospectus
and in the SAI    .

   General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell    class A     shares at net asset value
without an initial sales charge or a CDSC to         current and
retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition,    each     fund may sell shares at net asset value
without an initial sales charge or a CDSC in connection with the acquisition by a fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about
purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption, exchange or transfer.  Otherwise    ,
payment    may be delayed     until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for
safekeeping,         certificates    will not be issued for your
shares    .

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares.

DISTRIBUTION    PLAN

The Trust has adopted    a     distribution    plan     pursuant
to Rule 12b-1 under the Investment Company Act of 1940, although the funds are not currently making any payments pursuant to the
   plan    .  The purpose of the plan is to permit the
   Trust     to compensate Putnam Mutual Funds for services
provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The         plan provides for payments by    each fund     to
Putnam Mutual Funds at the annual rate of up to 0.35% of
   each     fund's average net assets        , subject to the
authority of the Trustees to reduce the amount of payments or to
suspend the         plan for such periods as they may determine.
Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve
payments under the         plan, shareholders will be notified and
this prospectus will be revised.

HOW TO SELL SHARES

You can sell your shares to    the appropriate     fund any day
the New York Stock Exchange is open, either directly to    the
fund or through your investment dealer.     The     fund will only
redeem shares for which it has received payment.

Selling shares directly to    your     fund.  Send a signed letter
of instruction or stock power form to Putnam Investor Services. The price you will receive is the next net asset value calculated
after    the     fund receives your request in proper form less
any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   Your     fund generally sends you payment for your shares the
business day after your request is received.  Under unusual
circumstances,    the     fund may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of certain other Putnam
funds at net asset value        .  To exchange your shares, simply
complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe
doing so would be in the best interests of    your     fund,
   the     fund reserves the right to revise or terminate the
exchange privilege, limit the amount or number of exchanges or
reject any exchange.         Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW    EACH     FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Each fund distributes any net investment income and any net realized capital gains at least annually, except that Putnam Global Growth and Income distributes any net investment income at least quarterly. For each fund other than Putnam Global Growth and Income, distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options:

 - Reinvest all distributions from a fund in additional shares of that fund without a sales charge;

 - Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares of that fund without a sales charge; or

 -      Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions from a fund in additional shares of that fund (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

   Each fund's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, a     fund's    yield on these securities would be
decreased.

Fund investments     in foreign    securities may be subject to
withholding taxes at the source on dividend or interest payments.
In that case, a     fund's    yield on those securities would be
decreased.

If at the end of a fund's fiscal year more than 50% of the value of the fund's total assets represents securities of foreign corporations, each fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

   Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the
   funds     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the funds' custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the
investor servicing and transfer agent    for the funds    .

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

PUTNAM GLOBAL GROWTH AND INCOME FUND
PUTNAM INTERNATIONAL FUND
PUTNAM JAPAN FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Putnam Global Growth and Income Fund
Putnam International Fund

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

Putnam Japan Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

        PUTNAM GLOBAL GROWTH AND INCOME FUND
                         PUTNAM INTERNATIONAL FUND
                             PUTNAM JAPAN FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

          EACH A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            DECEMBER 31    , 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the
funds dated    December 31    , 1996, as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                              Table Of Contents
Part  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . I   -    3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . I   -    5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . .I   -12

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . .I   -13

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . .I   -14


Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . II-   29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . II-   35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . II-   44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . II-   46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . II-   59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . II-   60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . II-   66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . II-   66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . II-   66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . II-   67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . II-   68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . II-   73

                                    SAI
                                   PART I

   SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting
securities        , each fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

            Invest in (a) securities which         are not
readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.



Although certain of    each fund's     fundamental investment
restrictions permit it to borrow money to a limited extent,
   none of the funds     currently    intends     to do so    and
none of the funds did so last year    .  For the purpose of
fundamental investment restriction 8 above, the Trust will consider securities backed by the credit of different foreign governments as representing separate industries.

                            ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the
outstanding    fund     shares        , or (2) 67% or more of the
shares of that fund present at a meeting if more than 50% of the
outstanding    fund     shares         are represented at the
meeting in person or by proxy.

CHARGES AND EXPENSES

   Each fund     pays a quarterly fee to Putnam    Investment
Management   , Inc., each fund's investment manager ("Putnam
Management"),     based on the average net assets of    that
fund, as determined at the close of each business day during the
quarter, at the    following rates, expressed as a percentage of
each fund's average net assets:        0.80% of the first $500
million, 0.70% of the next $500 million, 0.65%   of the next $500
million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

   Each     fund incurred the following fees    for the indicated
fiscal periods    :

                                               Reflecting a
                                               reduction in the
                                               following amount
                                               pursuant to an
                          Fiscal    Management expense
                              year  fee paid   limitation

   Fund name

   Putnam Global Growth   1996     $15,378  $17,391
    and Income Fund       1995*      9,700   36,617
Putnam International Fund    1996** 17,083   17,218
Putnam Japan Fund            1996** 17,294   16,883

*  For the period from January 3, 1995 (commencement of
operations) to September 30, 1995   .

   ** For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Expense limitation. In order to limit expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the fund's distribution plans) would exceed the annual rate of 1.45% of each fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the funds do not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised. Putnam Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

Brokerage commissions

The following table shows brokerage commissions paid during the
fiscal    periods     indicated   :

                              Fiscal           Brokerage
                              year             commissions
                              ------           ------------
Putnam Global Growth and
   Income Fund                   1996    $11,108
                              1995*           $5,158
   Putnam International Fund  1996**         $23,564
Putnam Japan Fund             1996**     $34,573

*  For the period from January 3, 1995 (commencement of
operations) to September 30, 1995   .
   ** For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

The following table shows transactions placed with brokers and dealers during the most recent fiscal period to recognize
research, statistical and quotation services    received by
Putnam Management         and its affiliates   :

                              Dollar
                               value    Percent of
                            of these         total    Amount of
                        transactions  transactions  commissions

Putnam Global Growth
  and Income Fund         $1,900,624        41.10%$5,780
Putnam International Fund    *          $4,558,242       78.97%  $19,602
Putnam Japan Fund    *    $5,487,746        91.81%      $32,436

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Administrative expense reimbursement

The    funds     reimbursed Putnam Management in the following
   amounts     for administrative services during fiscal
   1996    , including the following    amounts     for
compensation of certain    fund     officers         and
contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                                              compensation
                           Total                   and
                       reimbursement          contributions

Putnam Global Growth
  and Income Fund             $40        $35
Putnam International Fund    *$17                $15
Putnam Japan Fund    *        $17                    $15

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the
        fees         paid to each Trustee by each fund         for
fiscal 1996   and     fees paid to each Trustee by         all of
the Putnam funds during calendar         1995.
COMPENSATION TABLE

                                                Aggregate compensation    (1) from:                      Pension on      Estimated
                                                                                        retirement       annual
                                     Putnam                                               benefits  benefits
                                  Global Growth    Putnam       Putnam         All        accrued as    from all
                                   and Income   International    Japan       Putnam      part of fund Putnam funds
Trustees/year                         Fund              Fund     Fund         funds(2)  expenses(3)  upon retirement(4)
----------------------------------------------------------------------------------------------------------------------

Jameson A. Baxter/1994

   $124             $122          $122      $150,854           $0      $71,676
Hans H. Estin/1972                     122          122           122                    150,854                070,043
John A. Hill/1985   (5)                122          122           122                    149,854                0    70,043
Ronald J. Jackson/1996(6)               39           29            29           N/A            0       70,043
Elizabeth T. Kennan/1992               122          122           122                    148,854                069,709
Lawrence J. Lasser/1992            121              122           122       150,854            0       70,043
Robert E. Patterson/1984               133          126       126           152,854            0       71,043
Donald S. Perkins/1982             121              122           122       150,854            0       69,376
William F. Pounds/1971                 124 (7)      123   (7)     123  (7)               149,854                070,543
George Putnam/1957                     122          122           122                    150,854                070,043
George Putnam, III/1984                122          122           122                    150,854                070,043
Eli Shapiro/1995   (8)                 134          126       126            95,372            0       47,686
A.J.C. Smith/1986                  121              122           122       149,854            0       68,252
W. Nicholas Thorndike/1992             132          125       125           152,854            0       71,043
------------------------------------------------------------------------------------------------   ----------------------
-

   (1)
    Includes an annual retainer and an attendance fee for each meeting attended.
   (2)
    As of December 31, 1995, there were 99 funds in the Putnam family.
   (3
)   The Trustees approved a     Retirement    Plan     for Trustees of the Putnam funds   on October 1, 1996.  Prior to
    that date, voluntary retirement benefits were paid to certain retirement Trustees, and no such benefits were accrued as part of fund expenses.
(4) Assumes that each Trustee retires after at least five years of service.  Estimated benefits for each Trustee are based on amounts paid to such Trustee for the three most recent calendar years (or, for Trustees who have not served as Trustees throughout such three-year period, the average amount paid to each Trustee for such years).
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.   The total amount of deferred
    compensation payable by the Putnam funds to Mr. Hill as of December 31, 1995 was $51,141.  Information on deferred compensation includes income earned on such amounts.
(6) Elected     as a Trustee   in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8) Elected as a Trustee in April 1995.

Under a Retirement Plan for     Trustees    of the Putnam funds
(the "Plan"), each Trustee who retires with at least five years of
service as a Trustee of the funds is entitled to receive     an
annual    retirement     benefit         equal to one-half of the
   average annual compensation paid to such     Trustee    for the
last three years of service prior to     retirement.     This
retirement benefit is payable during a Trustee's lifetime,
beginning the year following     retirement   , for a number of
years equal to such Trustee's years of service.  A death
benefit    is also available under the Plan which assures that the
Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment
Company Act of 1940) may terminate or amend the Plan     at any
time,    but no termination or amendment will result in a
reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

Share ownership

At    November 30    , 1996, the officers and Trustees of    each
fund     as a group owned    4.64%     of the outstanding shares
of    the class A     shares of Putnam Global Growth and Income
Fund,    4.50%     of Putnam International Fund and    4.25%
of Putnam Japan Fund   ,     and        except as noted below, to
the knowledge of the    fund     no person owned of record or
beneficially 5% or more of the    class A     shares of    the
fund   :

             Putnam    Global     Growth    and Income     Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments   ,
Inc.*   95.10%

                      Putnam    International     Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments   ,
Inc.*   95.20%

                          Putnam    Japan     Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments   ,
Inc.*   92.90%

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received no sales charges with respect to
class A shares during fiscal    1996 and     1995.

Investor servicing and custody fees and expenses

During the    1996     fiscal    period, each fund     incurred
   the following     fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company   :

Putnam    Global     Growth    and Income
Fund                                    $4,597
Putnam International Fund    *          $3,677
Putnam Japan Fund    *                      $4,091

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996

INVESTMENT PERFORMANCE

Standard performance measures

Putnam    Global     Growth    and Income     Fund
(for the period ended    September 30    , 1996)

                               Class A
Inception date:                1/3/95

Total return

   1 year                      9.45%
Life of class                    13.23%

Yield+

30-day
Yield

+ Reflecting an expense limitation then in effect. In the absence of the expense limitation, the fund's yield would have been %.

Putnam    Japan     Fund
(for the period ended    August 31    , 1996)

                               Class A
Inception date:               12/28/95

Total return

Life of class    *            -11.64%

Putnam    International     Fund
(for the period ended    August 31    , 1996)

                               Class A
Inception date:               12/28/95

Total    return+

Life of class    *            -4.88%

*Represents cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return for class A shares reflects the deduction of the maximum sales charge of 5.75%. Total return performance data reflects an expense limitation currently in effect. Without
the expense limitation, total return would have been    % for
Putnam Global Growth Fund,     % for     Putnam International
Fund   , and      % for            Putnam    Japan Fund.  See
"Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as    fund     officers
in Part II of this SAI, each of the following persons is also a
Vice President of each fund and         certain of the
   other     Putnam funds   , the total number of which is noted
parenthetically    .  Officers of Putnam Management hold the same
offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan   (age 55) (1 fund).  Managing Director     of
Putnam Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst at Lord, Abbett & Co.

   Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman    (age 55) (40 funds)    .  Senior Managing Director
of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

   Ian C. Ferguson (age 39) (22 funds). Senior Managing Director. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking Corporation.

David L. King    (age 39) (6 funds)    .  Senior Vice President of
Putnam Management.

   J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fiduciary
Trust Company.

Carol C. McMullen    (age 41) (7 funds)    .  Managing Director of
Putnam Management.  Prior to June, 1995, Ms. McMullen was Senior
Vice President and Senior Portfolio Manager of Baring Asset
Management.

Jeanne L. Mockard    (age 33) (4 funds)    .  Senior Vice
President of Putnam Management.

John J. Morgan, Jr.    (age 56) (10 funds).      Managing Director
of Putnam Management.

Hugh H. Mullin    (age 34) (4 funds)    .  Senior Vice President
of Putnam Management.

Patrick O'Donnell    (age 50) (1 fund)    .  Managing Director of
Putnam Management. Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

Anthony W. Regan    (age 57) (11 funds)    .  Senior Managing
Director of Putnam Management.  Director of Putnam Investments,
Inc.

Thomas V. Reilly    (age 49) (15 funds)    .  Managing Director of
Putnam Management.

David J. Santos    (age 38) (3 funds)    .  Vice President of
Putnam Management.

Justin M. Scott    (age 39) (10 funds)    .  Managing Director of
Putnam Management.

Sheldon N. Simon    (age 39) (2 funds)    .  Senior Vice President
of Putnam Management.

   Robert Swift (age 36) (7 funds).  Senior Vice President of
Putnam Management. Prior to August, 1995, Mr. Swift was Director and Senior Portfolio Manager at IAI International/Hill Samuel
Investment Advisors.

Kenneth J. Taubes    (age 38) (7 funds)    .  Senior Vice
President of Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA
02109, are the independent accountants for Putnam         Global
Growth and Income Fund (formerly Putnam Global Utilities Fund) and
Putnam International Fund,         providing audit services, tax
return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements
included in Putnam Global Growth and Income Fund's         Annual
Report for the fiscal year ended September 30,    1996    , filed
electronically on November    27, 1996 (File No. 811-7237), and
the Report of Independent Accountants, financial highlights and financial statements included in Putnam International Fund's Annual Report for the fiscal period ended August 31, 1996, filed
electronically on October 30, 1996     (File No. 811-7237),are
incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

   Price Waterhouse LLP, 160 Federal Street, Boston, MA, 02110 is the independent accountant for Putnam Japan Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal period ended August 31, 1996, filed electronically on October 29, 1996 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                                                                   PROSPECTUS
                                                        December 31    , 1996


Putnam International New Opportunities Fund
Class A, B and M shares
INVESTMENT STRATEGY:  GROWTH

This prospectus explains concisely what you should know before investing in Putnam International New Opportunities Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You
can find more detailed information in the    December 31    , 1996
statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                           BOSTON * LONDON * TOKYO

ABOUT THE FUND

Expenses summary                                              page number
 .
This section describes the sales charges, management fees, and
annual operating expenses that apply to         various classes of
   the fund's     shares.  Use it to help you estimate the impact
of transaction costs on your investment over time.

Financial highlights
 .
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how the fund seeks its investment objective.

    Risk factors.  All investments entail some risk.  Read

this section to make sure you understand    the     risks that
   are associated with an investment     in the fund.

How performance is shown
 .
This section describes and defines the measures used to assess
   fund     performance.   All data are based on         past
investment results and do not predict future performance.

How the fund is managed
 .
Consult this section for information about the fund's management,
allocation of    its     expenses, and how purchases and sales of
securities are made        .

Organization and history
 .
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans
 .
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
 .
In this section you can learn how to sell    fund     shares
       , either directly to the fund or through an investment dealer.

How to exchange shares
 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares
 .
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information
 .
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific    advice     about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from
investing in the fund and         expenses    based on     the
   most recent     fiscal year.  The examples show the cumulative
expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                   Class B       Class M
  shares                   shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE

Annual fund operating expenses
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    fees   fees           expenses      expenses
    ----------              -----       --------      ----------

Class A        1.17%         0.25%         0.53%
1.95%
Class B        1.17%         1.00%         0.55%
2.72%
Class M        1.17%         0.75%         0.54%
2.46%

The table is provided to help you understand the expenses of
investing         and your share of    fund     operating expenses
   .  The expenses shown in the table do not reflect the
application of credits that reduce fund     expenses       .

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                             1          3      5      10
                           year       years years      years

Class A                        $76        $115           $157    $272
Class B                        $78   $114     $164    $287
***
Class B (no redemption)        $28    $84     $144    $287
***
Class M                     $59      $109     $161    $305

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."

   *** Reflects conversion of class B shares to class A shares
       (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for
class A,         B and         M shares.  This information has
been audited and reported on by the         independent
accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to
shareholders for the    1996     fiscal    year     are
incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

   Financial highlights
(For a share outstanding throughout the period)

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                             January 3, 1995
                                              (commencement
                               Year ended        of operations) to
                                 September 30  September 30

                                         1996          1995

                                      Class A

Net Asset Value,
 Beginning of Period                   $10.29         $8.50

Investment Operations:
Net Investment Income (loss) (a)(b)       .04           .02
Net Realized and Unrealized
 Gain on Investments                     1.37          1.77

Total from Investment Operations         1.41          1.79

Distributions to Shareholders:
From Net Investment Income              (.01)            --

Total Distributions (f)                 (.01)            --

Net Asset Value, End of Period         $11.69        $10.29

Total Investment Return at
 Net Asset Value (%) (c)               13.76         21.06*


Net Assets, End of Period
 (In Thousands)                      $499,396       $15,137
Ratio of Expenses to Average
 Net Assets (%) (b)(d)                   1.95         1.23*
Ratio of Net Investment Income
 To Average Net Assets (%) (b)            .34          .86*
Portfolio Turnover (%)                  24.69         9.24*
Average Commission Rate
 Paid (e)                              $.0190

*    Not annualized.

(a)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b)  Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for the periods ended September 30, 1996 and 1995, respectively.

(c)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d)  The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service  arrangements.

(e)  Average commission rate paid is required for fiscal periods beginning on or after
September 1, 1995.

(f)  For the year ended September 30, 1996, per share distributions from net realized gains on investments were less than  $.01 per share for each share class.
/TABLE

OBJECTIVE

Putnam International New Opportunities Fund seeks long-term
capital appreciation.  The fund is not intended to be a complete
investment program, and there is no assurance that    it     will
achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

   Basic investment strategy

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or
short-term investments held pending    investment,     in common
stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes as described below, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country.
As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one particular sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets. For a discussion of these risks, see "Risk factors" below.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies. Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default.
See "Risk factors --    Investments in     fixed-income
securities." The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors

Foreign investments

The fund may invest without limit in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund
assets may be affected favorably or unfavorably by    changes
in     currency exchange rates    relative to the U.S. dollar    .
There may be less information publicly available about a foreign
   issuer     than about a U.S.    issuer,     and foreign
   issuers may     not    be     subject to accounting
standards         comparable    to     those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries
may be         limited        .  The laws of some foreign
countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above        are typically    greater     in
less developed         nations,         sometimes referred to as
"emerging         markets."     For instance, political and
economic structures in     these countries may be in their infancy
and developing rapidly,    causing instability.  High rates of
            inflation may adversely affect the economies and securities markets of such countries.

In addition,         the         small size, limited trading
volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed
countries   .  Investments in emerging markets are regarded as
speculative.

For more     information    regarding foreign investments, see the
SAI.

Foreign currencies exchange transactions

   The fund     may engage in foreign currency exchange
transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect
   against changes in     the value of specific portfolio
positions ("position hedging").

The fund may engage in transaction hedging to protect against a
change in         foreign currency exchange    rates     between
the date on which the fund contracts to purchase or sell    a
security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The fund may purchase or sell a foreign currency on a
spot (or cash) basis at the prevailing spot rate    in connection
with the settlement of transactions in portfolio securities
denominated in that foreign currency    .

    If conditions warrant,    for transaction hedging purposes
the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and
purchase and sell foreign currency futures contracts        .  A
foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have
margin requirements.     In addition, for transaction hedging
purposes the     fund may also purchase    or sell     exchange-
listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The fund may engage in         position hedging         to protect
against    a     decline in the value relative to the U.S. dollar
of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the
   currency in which the     securities         the fund intends
to buy    are denominated    , when the fund holds cash         or
short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign
currency forward contracts        and         options on foreign
currency futures contracts and on foreign currencies on exchanges
or    in     over-the-counter markets.  In connection with
position hedging, the fund may also purchase or sell foreign
   currency     on a spot basis.

The    decision as to whether and to what extent the fund
        will engage in         foreign currency exchange
transactions will    depend on a number of factors, including
prevailing market conditions, the composition of the     fund's
   portfolio and the     ability    of suitable     transactions
   .  Accordingly, there can be no assurance that the fund will
engage in foreign currency exchange     transactions    at any
given time or from time to time.

   For a further discussion of     the risks         associated
with    purchasing and selling futures contracts and options,  see
"Financial futures and related options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain
market conditions    its     portfolio turnover rate may be higher
than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other
transaction costs on the sale of securities and reinvestment in other securities.  These transactions may result in realization of
taxable capital gains.     Portfolio     turnover rates   are
shown in the section "Financial highlights."

Financial futures and related options

The fund may buy and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index or currency between the time the fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, the fund may buy and sell call and put options on futures contracts or on stock indexes. The fund may engage in financial futures and options transactions for hedging purposes
and for non-hedging purposes, such as         to adjust its
exposure to relevant markets    or as a substitute for direct
investment    .

The use of futures and options    involves     certain special
risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying stock index or currency , or of the securities or currencies which are the subject of the hedge. The successful use of the strategies describes above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the
fund.         Certain provisions of the Internal Revenue Code and
certain regulatory requirements may also limit the fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option,
   it     takes the risk that it will be required to purchase a
security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options    and
from     time to time,         may also buy and sell combinations
of put and call options on the same underlying security        .
The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward
commitments   .
The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These
transactions involve some risk         if the other party should
default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the
securities markets make pursuing the    fund's     basic
investment strategy         inconsistent with the best interests
of    its     shareholders.  At such times   ,     Putnam
Management may temporarily use alternative strategies, primarily
designed to reduce fluctuations in the value of    fund
assets.

    In implementing these    defensive     strategies, the fund
may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities,
   or securities primarily traded in the U.S. markets,     or in
any other securities Putnam Management considers consistent with such defensive strategies.

        It is impossible to predict when, or for how long,
these alternative strategies    would be used    .

Diversification

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to
75% of its total assets   ,     the fund may not invest more than
5% of its total assets in the securities of any one issuer (except
U.S. government securities).  The remaining 25% of    its
total    fund     assets is not subject to this restriction.  To
the extent the fund invests a significant portion of its assets in
the securities of a particular issuer,    it     will be subject
to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund    may     invest,
such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
        Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the fund's     shareholders.  These restrictions
prohibit the fund, with respect to 75% of its total assets, from
acquiring more than 10% of the voting securities of any   one
issuer.*  They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of
these policies and         other fundamental investment policies.
Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The
Trustees may change any non-fundamental investment    policy
without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

   Fund advertisements may,     from time to time    , include
performance information    .  "Total return" for the one-, five-
and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels.
Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.



   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may be
compared to that of various indexes.  See the SAI.

HOW THE FUND IS MANAGED

The Trustees         are responsible for generally overseeing the
conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays    Putnam Management     a quarterly fee    for the
services     based on         average net assets    .  See
"Expenses summary" and the SAI.

The following    officers     of Putnam Management    have     had
primary responsibility for the day-to-day management of the fund's
portfolio since the    years     stated below:

                                   Business experience
                         Year      (at least 5 years)

Justin M. Scott          1995      Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

   J. Peter Grant        1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1973.

Robert Swift             1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Ami T. Kuan              1996      Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1993.  Prior
                                   to April, 1993, Ms. Kuan
                                   attended the MIT Sloan School
                                   of Management.

The fund pays    its share of     all expenses not assumed by
Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and
   each     other portfolio of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the fund    and each other portfolio     or the
nature of the services performed and relative applicability to
   each     fund    or     other portfolios        .  The fund
also reimburses Putnam Management for the compensation and related
expenses of certain    fund     officers         and their staff
who provide administrative services        .  The total
reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam International New Opportunities Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of
beneficial interest.     The Trustees may,     without shareholder
approval    , create     two or more series of shares representing
separate investment portfolios        .          Any such series
of shares may be         divided without shareholder approval into
two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.
        Only         class A, B and M shares are offered by this
prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    all classes will     vote together
as a single class except when otherwise required by law or as
determined by the Trustees.  Shares         are freely
transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although
the    fund     is not required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by the
Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill,
   Chairman     and Managing Director, First Reserve
Corporation;    Ronald J. Jackson, Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex
Museum;     Elizabeth T. Kennan, President Emeritus and Professor,
Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice
President    and Director of Acquisitions    , Cabot Partners
Limited Partnership; Donald S. Perkins,* Director of various
corporations, including    Cummins Engine Company, Lucent
Technologies, Inc., Springs Industries, Inc.     and Time Warner
Inc.; George Putnam, III,* President, New Generation Research,
Inc.       ; A.J.C. Smith,* Chairman   and     Chief Executive
Officer        , Marsh & McLennan Companies, Inc.; and W. Nicholas
Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates.
The         Trustees are also Trustees of the other Putnam funds.
Those marked with an asterisk (*) are or may be deemed to be
"interested persons" of the    fund    , Putnam Management or
Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS



Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for
   certain     sales at net asset value that are subject to a
contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This
discussion    includes     information about how shares acquired
through reinvestment of distributions are treated for conversion
purposes.  The discussion         also    notes     certain
circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
   ---------------------------------------------------------------
--

There is no initial sales charge on purchases of class A shares of
$1 million or more    or purchases by participant-directed
qualified retirement plans with at least 200 eligible
employees    .  However,    a CDSC of 1.00% will be imposed upon
redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within
two years after initial purchase.  Similarly,     a CDSC of 1.00%
or 0.50%, respectively, will be imposed         within the first
or second year after purchase   on redemptions by any investor,
other than a     participant-directed    qualified retirement
plan, that purchased fund shares without an initial sales charges as part of an investment of $1 million or more.

Shares purchased by         investors investing $1 million or more
   in class A shares     whose dealer of record waived    its
commission    with the approval of Putnam Mutual Funds     are not
subject to the CDSC.

    In determining whether a CDSC is payable,         shares not
subject to any charge    will be redeemed first    .  Putnam
Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

   A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of
distributions   ,     and (ii) shares otherwise exempt from the
CDSC, as described in "How to buy shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2        3       4        5       6     7+
-----------------------------------------------------------   --

Charge  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption,
shares not subject to any charge   will be redeemed first, followed
by,     shares held longest during the CDSC period.  For this
purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy    fund     shares at reduced sales
charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    qualified
retirement     plans        and other plans.  Descriptions are
also included in the order form and in the SAI.



The fund may sell class A, class B and class M shares at net asset
value without an initial sales charge or a CDSC to         current
and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual
Funds        and investors meeting certain requirements who sold
shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about
purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption, exchange or transfer.  Otherwise    ,
payment    may be delayed     until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for
safekeeping,    certificates     will not    be issued     for
your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

Class A distribution plan. The class A plan provides for payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares. The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares
purchased at net asset value        by shareholders investing $1
million or more.  Also excluded until one year after purchase are
        shares purchased    at net asset value     by
participant-directed qualified retirement plans with at least 200
eligible employees.     These     shares are not subject to the
one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on
shares    purchased at net asset value     are 100% of the rate
stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans
purchasing         shares    at net asset value    , Putnam
Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

Class B and class M distribution plans. The class B and class M plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to    your     fund.  Send a signed
letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   Your     fund generally sends you payment for your shares the
business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor
Services by telephone.  In this event   ,     you may wish to
submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of
certain other Putnam funds at net asset value        .  Not all
Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.    For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or
reject any exchange.          Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each
day the    Exchange     is open.

    Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

   Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

If at the end of the fund's fiscal year more than 50% of the
value of    its     total assets    represents     securities of
foreign corporations, the fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes
        paid    by it     as paid by    its     shareholders.  In
this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.
   Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the
        custodian    of the fund    .  Putnam Investor Services,
a division of Putnam Fiduciary Trust Company, is the
investor servicing and transfer agent    for the fund    .

Putnam Management, Putnam Mutual Funds        and Putnam
Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN  Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st.  The amount will be automatically transferred
   monthly     from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at
$10,000 or more.    Your automatic     withdrawal    may be
made     on any business day of the month except for the 29th,
30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than
$500,000    and shares of all Putnam funds may not be available
to all investors    .

Investors may not maintain, within the same fund, simultaneous
plans for systematic investment or exchange    (into the
fund)     and systematic withdrawal or exchange    (out of the
fund) . These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

   PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
One Post Office Square, Boston, MA  02109
Class A shares
INVESTMENT STRATEGY:  GROWTH
PROSPECTUS -

   December 31    , 1996

This prospectus explains concisely what you should know before investing in class A shares of Putnam International New Opportunities Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"), which are offered without a sales charge
through eligible employer-sponsored    participant-directed
qualified retirement plans    .  Please read it carefully and
keep it for future reference.  You can find more detailed
information    about the fund     in the    December 31    , 1996
statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or for other information, including a prospectus regarding class A shares for other investors, call Putnam Investor Services at 1-800-752-9894. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



        PUTNAMINVESTMENTS

        Putnam Defined
        Contribution Plans

ABOUT THE FUND

Expenses summary.   .........................................
Financial highlights.   .....................................
Objective.   ................................................
How the fund pursues its objective.   .......................
  Risk factors....    .......................................
How performance is shown.   .................................
How the fund is managed.   ..................................
Organization and history.   .................................

ABOUT YOUR INVESTMENT

How to buy shares.   ........................................
Distribution plan.   ........................................
How to sell shares.   .......................................
How to exchange shares.   ...................................
How the fund values its shares.   ...........................
How the fund makes distributions to shareholders;
  tax information.   ........................................

ABOUT PUTNAM INVESTMENTS, INC.    ...........................

About the    Fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following table summarizes         expenses
attributable to class A    shares based on the fund's most recent
fiscal year    .  The example    shows     the cumulative
expenses attributable to a hypothetical $1,000 investment in
class A shares         over specified periods.

Annual fund operating expenses
(as a percentage of average net assets)

Management fees                            1.17%
12b-1 fees                                 0.25%
Other expenses                             0.53%
Total fund operating expenses              1.95%

The table is provided to help you understand the expenses of investing in the fund and your share of the operating expenses
that the fund    incurs    .  The expenses shown in the table do
not reflect the application of credits         that reduce
        fund expenses.

Example

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

     1              3             5           10
   year              years       years         years

$20               $61             $105       $227

The example does not represent past or future expense levels, and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies. The example does not reflect any charges or expenses related to your employer's plan.

FINANCIAL HIGHLIGHTS

        This information has been derived from the fund's financial statements, which have been audited and reported on by
the         independent accountants.  The "Report of independent
accountants" and financial statements included in the fund's
annual report to shareholders for the    1996     fiscal
   year     are incorporated by reference into this prospectus.
The fund's annual report, which contains additional unaudited
performance information        is available without charge upon
request.

   Financial highlights
(For a share outstanding throughout the period)

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                January 3, 1995
                                                  (commencement
                                  Year ended  of operations) to
                                September 30       September 30
                                        1996               1995

                                     Class A
Net Asset Value,
 Beginning of Period                  $10.29              $8.50

Investment Operations:
Net Investment Income (loss) (a)(b)      .04                .02
Net Realized and Unrealized
 Gain on Investments                    1.37               1.77

Total from Investment Operations        1.41               1.79

Distributions to Shareholders:
From Net Investment Income             (.01)                 --

Total Distributions (f)                (.01)                 --

Net Asset Value, End of Period         11.69              10.29

Total Investment Return at
 Net Asset Value (%) (c)              13.76              21.06*
Net Assets, End of Period
 (In Thousands)                     $499,396            $15,137
Ratio of Expenses to Average
 Net Assets (%) (b)(d)                  1.95              1.23*
Ratio of Net Investment Income
 To Average Net Assets (%) (b)           .34               .86*
Portfolio Turnover (%)                 24.69              9.24*
Average Commission Rate
 Paid (e)                             $.0190

*    Not annualized.

(a)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b)  Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per
share for the periods ended September 30, 1996 and 1995,                    respectively.

(c)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d)  The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements.

(e)  Average commission rate paid is required for fiscal periods beginning on or after
September 1, 1995.

(f)  September 30, 1996, per share distributions from net realized gains on investments were less than $.01 per share for each share class.
/TABLE

OBJECTIVE

Putnam International New Opportunities Fund seeks long-term
capital appreciation.  The fund is not intended to be a complete
investment program, and there is no assurance that    it     will
achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

   Basic investment strategy

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or
short-term investments held pending    investment    , in common
stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes as described below, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one particular sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets. For a discussion of these risks, see "Risk factors" below.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk.
They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies. Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Risk factors -- Investments in fixed-income securities."
The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors

Foreign investments

The fund may invest without limit in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund
assets may be affected favorably or unfavorably by    changes
in     currency exchange rates    relative to the U.S.
dollar    .  There may be less information publicly available
about a foreign    issuer     than about a U.S.    issuer,
and foreign    issuers may     not    be     subject to
accounting        standards         comparable    to     those in
the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign
countries may be         limited        .  The laws of some
foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above        are typically    greater     in
less developed         nations,         sometimes referred to as
"emerging         markets."     For instance, political and
economic structures in     these countries may be in their
infancy and developing rapidly,    causing instability.  High
rates of             inflation may adversely affect the economies
and securities markets of such countries.

In addition,         the         small size, limited trading
volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed
countries   .  Investments is emerging markets are regarded as
speculative.

For more     information    regarding foreign investments, see
the SAI.

   The fund     may engage in foreign currency exchange
transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to
protect    against changes in     the value of specific portfolio
positions ("position hedging").

The fund may engage in transaction hedging to protect against a
change in         foreign currency exchange    rates     between
the date on which the fund contracts to purchase or sell    a
security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The fund may purchase or sell a foreign currency on a
spot (or cash) basis at the prevailing spot rate    in connection
with the settlement of transactions in portfolio securities
denominated in that foreign currency    .

    If conditions warrant,    for transaction hedging
purposes     the fund may also enter into contracts to purchase
or sell foreign currencies at a future date ("forward contracts")
and         purchase and sell foreign currency futures contracts
       . A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded
contracts and have margin requirements.     In addition, for
transaction hedging purposes the     fund may also purchase    or
sell     exchange-listed and over-the-counter call and put
options on foreign currency futures contracts and on foreign currencies.

The fund may engage in         position hedging         to
protect against    a     decline in the value relative to the
U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the
   currency in which the     securities         the fund intends
to buy    are denominated    , when the fund holds cash
or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts,
foreign currency forward contracts        and         options on
foreign currency futures contracts and on foreign currencies on
exchanges or    in     over-the-counter markets.  In connection
with position hedging, the fund may also purchase or sell foreign
   currency     on a spot basis.

The    decision as to whether and to what extent the fund
        will engage in         foreign currency exchange
transactions will    depend on a number of factors, including
prevailing market conditions, the composition of the     fund's
   portfolio and the     ability    of suitable     transactions
   .  Accordingly, there can be no assurance that the fund will
engage in foreign currency exchange     transactions    at any
given time or from time to time.

   For a further discussion of     the risks         associated
with    purchasing and selling futures contracts and options, see
"Financial futures and related options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain
market conditions    its     portfolio turnover rate may be
higher than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization
of taxable capital gains.     Portfolio     turnover
rates   are     shown in the section "Financial highlights."

Financial futures and related options

The fund may buy and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index or currency between the time the fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, the fund may buy and sell call and put options on futures contracts or on stock indexes. The fund may engage in financial futures and options transactions for hedging purposes
and for non-hedging purposes, such as         to adjust its
exposure to relevant markets    or as a substitute for direct
investment    .

The use of futures and options    involves     certain special
risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying stock index or currency   ,     or of the securities
or currencies which are the subject of the hedge.  The successful
use of    the strategies describes above     further depends on
Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the
fund.         Certain provisions of the Internal Revenue Code and
certain regulatory requirements may also limit the fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option,
   it     takes the risk that it will be required to purchase a
security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options    and
from     time to time,         may also buy and sell combinations
of put and call options on the same underlying security        .
The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments

The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These
transactions involve some risk         if the other party should
default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the
securities markets make pursuing the    fund's     basic
investment strategy         inconsistent with the best interests
of    its     shareholders.  At such times   ,     Putnam
Management may temporarily use alternative strategies, primarily
designed to reduce fluctuations in the value of    fund
assets.

    In implementing these    defensive     strategies, the fund
may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities,
   or securities primarily traded in the U.S. markets,     or in
any other securities Putnam Management considers consistent with such defensive strategies.

        It is impossible to predict when, or for how long,
        these alternative strategies    would be used    .

Diversification

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to
75% of its total assets   ,     the fund may not invest more than
5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of
   its     total    fund     assets is not subject to this
restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer,
   it     will be subject to an increased risk of loss if the
market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund    may     invest,
such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
        Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the fund's     shareholders.  These restrictions
prohibit the fund, with respect to 75% of its total assets, from
acquiring more than 10% of the voting securities of any   one
issuer.*  They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text
of these policies and         other fundamental investment
policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-
fundamental investment    policy     without shareholder
approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

   Fund advertisement may,     from time to time    , include
performance information    .  "Total return" for the one-, five-
and ten-year periods (or for the life of the class A shares
       , if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance.

Investment performance, which will vary, is based on many
factors, including market conditions,    portfolio
composition    , fund     operating expenses and which class of
shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The fund's performance may be compared to that of various indexes. See the SAI. Because
shares sold through eligible    participant-directed qualified
retirement     plans are sold without a sales charge, quotations
of investment performance reflecting the deduction of a sales charge will be lower than the actual investment performance
   of     shares purchased through such plans.

HOW THE FUND IS MANAGED

The Trustees         are responsible for generally overseeing the
conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays    Putnam Management     a quarterly fee    for the
services     based on         average net assets    .  See
"Expenses summary" and the SAI.

The following    officers     of Putnam Management    have
had primary responsibility for the day-to-day management of the
fund's portfolio since the    years     stated below:

                                   Business experience
                         Year      (at least 5 years)

Justin M. Scott          1995      Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

   J. Peter Grant        1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1973.

Robert Swift             1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Ami T. Kuan              1996      Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1993.  Prior
                                   to April, 1993, Ms. Kuan
                                   attended the MIT Sloan School
                                   of Management.

The fund pays    its share of     all expenses not assumed by
Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and
   each     other portfolio of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the fund    and each other portfolio     or
the nature of the services performed and relative applicability
to    each     fund    or     other portfolios        .  The fund
also reimburses Putnam Management for the compensation and
related expenses of certain    fund     officers         and
their staff who provide administrative services        .  The
total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam International New Opportunities Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.


The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of
beneficial interest.     The Trustees may,     without
shareholder approval    , create     two or more series of shares
representing separate investment portfolios        .          Any
such series of shares may be         divided without shareholder
approval into two or more classes of shares having such preferences and special or relative rights and privileges as the
Trustees determine.         Only the fund's class A shares are
offered by this prospectus. The fund also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    all classes will     vote together
as a single class except when otherwise required by law or as
determined by the Trustees.  Shares         are freely
transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although
the    fund     is not required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by
the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill,
   Chairman     and Managing Director, First Reserve
Corporation;    Ronald J. Jackson, Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex
Museum;     Elizabeth T. Kennan, President Emeritus and
Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert
E. Patterson, Executive Vice President    and Director of
Acquisitions    , Cabot Partners Limited Partnership; Donald S.
Perkins,* Director of various corporations, including
Cummins Engine Company,    Lucent Technologies,     Inc.,
   Springs     Industries   ,     Inc. and Time Warner Inc.;
George Putnam, III,* President, New Generation Research,
Inc.       ; A.J.C. Smith,* Chairman   and     Chief Executive
Officer        , Marsh & McLennan Companies, Inc.; and W.
Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities
Associates.  The         Trustees are also Trustees of the other
Putnam funds.  Those marked with an asterisk (*) are or may be
deemed to be "interested persons" of the    fund    , Putnam
Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

All orders to purchase shares must be made through your
employer's    participant-directed qualified retirement     plan.
For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer. Shares are sold
to eligible    participant-directed qualified retirement
plans at the net asset value per share next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that
day's net asset value.     A participant-directed qualified
retirement plan is     eligible to purchase    fund     shares at
net asset value   if it invests     at least    $20     million
   in Putnam funds and other investments managed by Putnam
Management and its affiliates and (i) has     at least 200
eligible employees   or (ii) invests at least $1 million in class
A shares. A participant-directed qualified retirement plan is also eligible to purchase fund shares at net asset value if its investment in class A shares is at least $1 million and the dealer of record waives its commission with the consent of Putnam Mutual Funds. Participant-directed qualified retirement plans participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value.
Eligible plans may make additional investments of any amount at any time. To eliminate the need for safekeeping, the fund will not issue certificates for your shares.

On sales at net asset value to         participant-directed
qualified retirement    plans     initially investing    at
least     $20 million in Putnam funds and other investments
managed by Putnam Management or its affiliates       , Putnam
Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%. Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLAN

   Class A distribution plan.      The class A plan provides for
payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares. The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares
purchased at net asset value        by shareholders investing $1
million or more.  Also excluded until one year after purchase are
        shares purchased    at net asset value     by
participant-directed qualified retirement plans with at least 200
eligible employees.     These     shares are not subject to the
one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on
shares    purchased at net asset value     are 100% of the rate
stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans
purchasing         shares    at net asset value    , Putnam
Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.



The payments are also subject to the continuation of the distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives
   the     request in proper form.  All requests must be received
by the fund prior to the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value.
If your plan sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

The fund generally provides payment for redeemed shares the business day after the request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. The fund will only redeem shares for which it has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available through your plan at net asset value. Contact your plan
administrator or Putnam Investor Services    for more
information     on how to exchange your shares or how to obtain
prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or
reject any exchange.          Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.


HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each
day the    Exchange     is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions from capital gains are made after applying any available capital loss carryovers.

The terms of your plan will govern how your plan may receive distributions from the fund. Generally, periodic distributions from the fund to your plan are reinvested in additional fund shares, although your plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes    to shareholders    .
The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis. Generally, fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as
such    regardless of how long you have held your shares    .
However, distributions by the fund to employer-sponsored
   participant-directed qualified retirement     plans that
qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

   Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging    activities
may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign
currency concerned.  In addition, such     activities will likely
produce a difference between book income and taxable income.
This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

   Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Defined Contribution Plans is a division of Putnam Mutual Funds. Putnam Fiduciary Trust Company is the fund's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the fund's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts 02109 are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

                                                                 PROSPECTUS


   December 31    , 1996



Putnam New Value Fund
Class A, B and M shares
INVESTMENT OBJECTIVE:  CAPITAL APPRECIATION
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in Putnam New Value Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed
information in the    December 31    , 1996 statement of
additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

         ABOUT THE FUND

Expenses summary                                            page number
 .
This section describes the sales charges, management fees, and
annual operating expenses that apply to         various classes
of    the fund's     shares.  Use it to help you estimate the
impact of transaction costs on your investment over time.

Financial highlights
 .
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how the fund seeks its investment objective.

    Risk factors.  All investments entail some risk.
    Read this section to make sure you understand    the
    risks that    are associated with an investment     in the
    fund.

How performance is shown
 .
This section describes and defines the measures used to assess
   fund     performance.   All data are based on         past
investment results and do not predict future performance.

How the fund is managed
 .
Consult this section for information about the fund's management,
allocation of    its     expenses, and how purchases and sales of
securities are made        .

Organization and history
 .
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans
 .
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
 .
In this section you can learn how to sell    fund     shares
       , either directly to the fund or through an investment dealer.

How to exchange shares
 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares
 .
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax
information
 .
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.
About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs
from investing in the fund and         expenses    based on
the    most recent     fiscal year.  The examples show the
cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                   Class B       Class M
  shares                   shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE


Annual fund operating expenses
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    feesfees              expenses      expenses
    ----------              -----       --------      ----------

Class A     0.70%           0.25%          0.68%       1.63%
Class B     0.70%           1.00%          0.68%       2.38%
Class M     0.70%           0.75%          0.68%       2.13%

The table is provided to help you understand the expenses of
investing         and your share of    fund     operating
expenses    .   The expenses shown in the table do not reflect
the application of credits that reduce fund expenses. The management fees and "Other expenses" shown in the table
reflect    the termination of an expense limitation     currently
   in effect. Actual "Other expenses" and total fund operating expenses for class A shares were 0.31% and 1.24%, respectively.
For class B and class M shares, management fees and     "Other
expenses" are based on    corresponding     expenses    for class
A shares. The 12b-1 fees for class B and class M shares reflect amounts currently payable under each distribution plan.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

  1   3                      5     10
year                        years years        years

Class A                      $73    $106       $141    $240
Class B                      $74    $104       $147
$253***
Class B (no redemption)      $24     $74       $127
$253***
Class M                      $56     $99       $145    $273

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

**     A deferred sales charge of up to 1.00% is assessed on
       certain redemptions of class A shares that were purchased
       without an initial sales charge.  See "How to buy shares
       -   -     Class A shares."

   *** Reflects conversation of class B shares to class A shares
       (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for
class A shares.          This information has been audited and
reported on by the         independent accountants.  The "Report
of independent accountants" and financial statements included in
the fund's annual report to shareholders for the    1996
fiscal    year     are incorporated by reference into this
prospectus.          The fund's annual report, which contains
additional unaudited performance information, is available without charge upon request.

   Financial highlights
(For a share outstanding throughout the period)

Financial highlights
(For a share outstanding throughout the period)

                                   For the Period      For the Period
                                February 26, 1996   February 26, 1996
                                    (commencement       (commencement
                                   of operations)      of operations)         Year ended
                                     to August 31        to August 31          August 31
                                             1996                1996               1996
                                          Class M                                Class B
Net asset value, beginning of period       $10.86              $10.86             $10.53

Investment operations
Net investment income (c)                    .11*                .10*                .18

Net realized gain on investments              .57                 .56               1.82
Total from investment operations              .68                 .66               2.00

Less distributions from:
Net investment income                          --                  --              (.26)

Net realized gain on investments               --                  --              (.70)

Total distributions                            --                  --              (.96)

Net asset value, end of period             $11.54              $11.52             $11.57

Total investment return at
 net asset value (%)(a)                   6.26(d)             6.08(d)              20.29

Net assets, end of period (in thousands)  $11,852             $94,370            $97,718

Ratio of expenses to
 average net assets (%)(b)(c)              .91(d)             1.04(d)               1.24

Ratio of net investment income
 to average net assets (%)(c)             1.05(d)              .88(d)               2.45

Portfolio turnover(%)                       33.57               33.57              33.57

Average commission rate paid(e)            $.0322              $.0322             $.0322

/TABLE

(For a share outstanding throughout the period)

                                   For the Period
                                  January 3, 1995
                                    (commencement
                                   of operations)
                                     to August 31
                                             1995
                                         Class A
Net asset value, beginning of period        $8.50

Investment operations
Net investment income (c)                     .15

Net realized gain on investments             1.88

Total from investment operations             2.03

Less distributions from:
Net investment income                          --

Net realized gain on investments               --
Total distributions                            --

Net asset value, end of period             $10.53

Total investment return
 at net asset value (%)(a)               23.88(d)

Net assets, end of period (in thousands)   $2,473

Ratio of expenses to
 average net assets (%)(b)(c)              .51(d)

Ratio of net investment income
 to average net assets (%)(c)             1.67(d)

Portfolio turnover (%)                   51.07(d)

Average commission rate paid (e)

* Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects an expense limitation in effect during the period. As result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the periods ended August 31, 1996 reflect a reduction of $0.01 for class A shares and $0.02 for class B and M shares.

(d)  Not annualized.

(e) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

OBJECTIVE

Putnam New Value Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

   Basic investment strategy

The fund will invest primarily in common stocks which Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength,
current and projected    divided     rates, competitive position
and current and projected future earnings.  Putnam Management
currently expects that a portion of the fund's    investments
will include common stocks that offer the potential for above-average current income.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk Factors

Foreign investments

The fund may invest up to 20% of its assets in securities principally traded in foreign markets. The fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and
traded in foreign currencies, the    value     of fund assets may
be affected favorably or unfavorably by currency exchange rates
   relative to the U.S. dollar    .  There may be less
information publicly available about a foreign    issuer     than
about a U.S.    issuer,     and foreign    issuers may     not
   be     subject to accounting        standards
comparable    to     those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign
countries may be         limited        . The laws of some
foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

The fund may    engage in a variety of     foreign    currency
exchange transactions     in connection with its foreign
investments   , including transactions involving futures
contracts, forward contracts and options. For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Options and futures portfolio strategies." The SAI also contains information concerning these transactions.

The decision as to whether and to what extent the
 fund will
engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the
 fund will engage in foreign currency exchange
transactions at any given time or from time to time    .

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the SAI.

Investments in fixed-income securities

   The fund may invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an
increase in the value of the fund's    fixed-income
investments    .  Conversely, during periods of rising interest
rates, the value of the fund's    fixed-income investments
will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the
rating, have large uncertainties or major         exposure to
adverse conditions, and may include securities in default.


The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain
market conditions    its     portfolio turnover rate may be
higher than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization
of taxable capital gains.     Portfolio     turnover rates
   are     shown in the section        "Financial highlights."

   Futures     and options

The fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of
   financial     futures and options    purchased or sold by the
fund,     of the underlying stock index or    securities and, in
the case of hedging transactions,     of the         securities
that are the subject of    the     hedge.  The successful use of
   the strategies described above     further depends on Putnam
Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index futures or
option at any particular time.  The    fund's ability to
terminate option positions established in the over-the-counter
market may be more limited than for exchange-traded     options
   and may also involve the risk that securities dealers
participating in such     transactions    would fail to meet
their obligations to the fund    .  Certain provisions of the
Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A more detailed explanation of    index     futures and options
transactions, including the risks associated with them, is included in the SAI.

   Options.      The fund may seek to increase its current return
by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option,
   it     takes the risk that it will be required to purchase a
security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options    ,
including     combinations of put and call options on the same
underlying security        .  The aggregate value of the
securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward
commitments   .
The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These
transactions involve some risk         if the other party should
default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment
strategy inconsistent with the best interests of    its
shareholders.  At such times   ,     Putnam Management may
temporarily use alternative strategies, primarily designed to
reduce fluctuations in the value of    fund     assets.

    In implementing these    defensive     strategies, the fund
may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S.
government   or any foreign government or their     agencies or
instrumentalities,    or securities primarily traded in the U.S.
markets,     or in any other securities Putnam Management
considers consistent with such defensive strategies.

    It is impossible to predict when, or for how long,
   these     alternative strategies    would be used    .

Diversification

The fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that   ,     with
respect to 75% of its total assets   ,     the fund may not
invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining
25% of    its     total assets is not subject to this
restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer,
   it     will be subject to an increased risk of loss if the
market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund    may     invest,
such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the fund's     shareholders.  These restrictions
prohibit the fund, with respect to 75% of its total assets, from
acquiring more than 10% of the voting securities of any   one
issuer.*  They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the fund's other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-
fundamental investment    policy     without shareholder
approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN



   Fund advertisements may, from time to time, include
performance information.      "Total return" for the one-, five-
and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.



   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may
be compared to that of various indexes.  See the SAI.

HOW THE FUND IS MANAGED

The Trustees         are responsible for generally overseeing the
conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays    Putnam Management     a quarterly fee    for
these services     based on         average net assets   .  See
"Expenses summary" and the SAI.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                   Business experience
                         Year      (at least 5    years)
                         -----     -------------------------
David L. King            1995      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.

The fund pays    its share of     all expenses not assumed by
Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and
   each     other portfolio of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the fund and    each     other
   portfolio     or the nature of the services performed and
relative applicability to    each     fund    or     other
portfolios        .  The fund also reimburses Putnam Management
for the compensation and related expenses of certain    fund
officers         and their staff who provide administrative
services        .  The total reimbursement is determined annually
by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam New Value Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of
beneficial interest.     The Trustees may     without shareholder
approval    , create     two or more series of shares
representing separate investment portfolios        .          Any
such series of shares may be         divided without shareholder
approval into two or more classes of shares having such preferences and special or relative rights and privileges as the
Trustees determine.          Only         class A, B and M shares
are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    all classes will     vote together
as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by
the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill,
   Chairman     and Managing Director, First Reserve
Corporation;    Ronald J. Jackson, Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex
Museum;     Elizabeth T. Kennan, President Emeritus and
Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert
E. Patterson, Executive Vice President    and Director of
Acquisitions    , Cabot Partners Limited Partnership; Donald S.
Perkins,* Director of various corporations, including    Cummins
Engine Company, Lucent Technologies, Inc., Springs Industries,
Inc.     and Time Warner Inc.; George Putnam, III,* President,
New Generation Research, Inc.       ; A.J.C. Smith,*
Chairman   and     Chief Executive Officer        , Marsh &
McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and
Eastern Utilities Associates.  The         Trustees are also
Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of
the    fund    , Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS



Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI.
This discussion    includes     information about how shares
acquired through reinvestment of distributions are treated for
conversion purposes.  The discussion         also    notes
certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.
                            Sales charge             Amount of
                         as a percentage of:       sales charge
                         -------------------       reallowed to
                            Net                    dealers as a
Amount of transaction     amount    Offering       percentage of
at offering price ($)    invested     price       offering price
-----------------------------------------------------------------
Under 50,000                6.10%     5.75%           5.00%
 50,000 but under 100,000   4.71      4.50            3.75
100,000 but under 250,000   3.63      3.50            2.75
250,000 but under 500,000   2.56      2.50            2.00
500,000 but under 1,000,000 2.04      2.00            1.75

There is no initial sales charge on purchases of class A shares
of $1 million or more    or purchases by participant-directed
qualified retirement plans with at least 200 eligible
employees    .  However,    a CDSC of 1.00% will be imposed upon
redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested
within two years after initial purchase. Similarly,     a CDSC of
1.00% or 0.50%, respectively, will be imposed         within the
first or second year after purchase   on redemptions by any
investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held
longest during the CDSC period.  Any CDSC will be     based on
the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed
without a CDSC.         Putnam Mutual Funds receives the entire
amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

   A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described in "How
to buy shares -- General" below.   For other shares, the amount
of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2      3       4      5       6     7+
-----------------------------------------------------------
Charge  5%      4%     3%      3%     2%      1%     0%

In determining whether a CDSC is payable on any redemption, the
fund will first redeem shares not subject to any charge   will be
redeemed first, followed by     shares held longest during the
CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy    fund     shares at reduced sales
charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    qualified
retirement     plans        and other plans.  Descriptions are
also included in the order form and in the SAI.



The fund may sell class A, class B and class M shares    are
available     at net asset value without an initial sales charge
or a CDSC to         current and retired Trustees (and their
families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by
Putnam  Mutual Funds        and investors meeting certain
requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition,         shares    are available     at net asset
value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information
about purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption, exchange or transfer.  Otherwise    ,
payment    may be delayed     until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need
for safekeeping,    certificates     will not    be issued
for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

Class A distribution plan.   The class A plan provides for
payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares.
The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares
purchased at net asset value        by shareholders investing $1
million or more.  Also excluded until one year after purchase are
        shares purchased    at net asset value     by
participant-directed qualified retirement plans with at least 200
eligible employees.     These     shares are not subject to the
one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on
shares    purchased at net asset value     are 100% of the rate
stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans
purchasing         shares    at net asset value    , Putnam
Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

Class B and class M distribution plans.   The class B and class M
plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to    your     fund.  Send a signed
letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   Your     fund generally sends you payment for your shares the
business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION The fund distributes any net investment income and any net
realized capital gains at least annually.   Distributions from
net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the
        custodian    of the fund    .  Putnam Investor Services,
a division of Putnam Fiduciary Trust Company, is the
investor servicing and transfer agent    for the fund    .

Putnam Management, Putnam Mutual Funds        and Putnam
Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
        PUTNAM NEW VALUE FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

   PUTNAM NEW VALUE FUND
           (a series of Putnam Investment Funds (the "Trust"))

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")


   DECEMBER 31    , 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the fund dated    December 31    , 1996, as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

SECURITY RATINGS . . . . . . . . . . . . . . . . . . . . . . . . I   -    3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . I   -    5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . I   -    8

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .I-   14

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .I   -14

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .I   -16

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . II-   29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .II-

        35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .II-        44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .II-        46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . .II-        59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .II-        60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .II-        66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .II-        66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .II-        66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .II-        67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .II-        68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .II-        73

                                   SAI
                                 PART I

SECURITY RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa        -- Bonds[/R] which are rated Aaa are judged to be of
the best quality.  They carry the smallest degree of investment
risk and are generally referred to as "gilt         edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    --     Bonds    which     are rated Aa are judged to be of
high quality by all standards.  Together with the Aaa group they
comprise what are generally known as high         grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or
fluctuation of protective elements may be    of     greater
amplitude or there may be other elements present which make the
long   -    term risk appear somewhat larger than the Aaa
securities.

A    --     Bonds which are rated A possess many favorable
investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    --     Bonds which are rated Baa are considered as medium
grade obligations   ,     (i.e., they are neither highly
protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    --     Bonds which are rated Ba are judged to have
speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments
may be very moderate   ,     and thereby not well safeguarded
during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    --     Bonds which are rated B generally lack
characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    --     Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca    --     Bonds which are rated Ca represent obligations which
are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C    --     Bonds which are rated C are the lowest rated class of
bonds   ,     and issues so rated can be regarded as having
extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated    `AAA'     has the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    --     Debt rated    `AA'     has a very strong capacity to
pay interest and repay principal and    differs     from the
higher rated issues only in small degree.

A    --     Debt rated    `A'     has a strong capacity to pay
interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    --     Debt rated    `BBB'     is regarded as having an
adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C    --     Debt rated    `BB',`B',`CCC',`CC' and
`C'     is regarded   , on balance,     as         predominantly
speculative         with respect to capacity to pay interest and
repay principal   in accordance with the terms of the obligation.
`BB' indicates the lowest     degree of speculation and
   `C'     the highest. While such debt will likely have some
quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated    `BB'     has less near-term vulnerability to
default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that
is assigned an actual or implied    `BBB    -' rating.

B -- Debt rated    `B'     has a greater vulnerability to default
but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay
interest and repay principal.  The    `B'     rating category is
also used for debt subordinated to senior debt that is assigned
an actual or implied    `BB'     or    `BB    -' rating.

CCC -- Debt rated    `CCC'     has a currently identifiable
vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The    `CCC'     rating category is also used for debt
subordinated to senior debt that is assigned an actual or implied
   `B'     or    `B    -' rating.

CC -- The rating    `CC'     typically is applied to debt
subordinated to senior debt that is assigned an actual or implied
   `CCC'     rating.

C -- The rating    `C'     typically is applied to debt
subordinated to senior debt which is assigned an actual or
implied    `CCC    -' debt rating. The    `C'     rating may be
used to cover a situation where    a     bankruptcy petition has
been filed, but debt service payments are continued.

D    -    -    Bonds     rated    D     are in payment default.
The    D     rating category is used when interest payments or
principal payments are not made on the date due even if the
applicable grace period has not expired, unless    S&P
believes that such payments will be made during such grace
period.  The    D     rating also will be used on the filing of a
bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of the fund, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)     Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

           Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.



Although certain of the fund's    fundamental     investment
restrictions permit it to borrow money to a limited extent,
   the fund     does not currently intend to do so    and did not
do so last year    .

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of the majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the
outstanding    fund     shares        , or (2) 67% or more of the
shares  present at a meeting if more than 50% of the outstanding
   fund     shares         are represented at the meeting in
person or by proxy.

CHARGES AND EXPENSES

Management fees

   Under a Management Contract dated December 2, 1995 the fund pays a quarterly fee to Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the
next $5 billion, and 0.43% thereafter.      For the past
   two     fiscal    years,     pursuant to    the     Management
Contract, the fund incurred the following fees:

                                               Reflecting a
                                               reduction in the
                                               following amounts
Fiscal         Management              pursuant to an
 year          fee paid                expense limitation

   1996         $354,699               $185,030
1995              $9,671                    $32,910



Brokerage commissions

The following table shows brokerage commissions paid during the
fiscal period indicated   :

         Fiscal              Brokerage
         year                commissions

            1996        $214,449
         1995                 $8,320

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered
to be particularly useful to it and its affiliates   :

                  Dollar
                  value           Percent of
                  of these        total             Amount of
                  transactions    transactions    commissions

                     $30,101,340  14.50%           55,828

Administrative expense reimbursement

The         fund        reimbursed Putnam Management in the
following amount for administrative services during fiscal
   1996    , including the following amount for compensation of
certain officers of the Trust and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                           Total            compensation and
                       reimbursement          contributions

                            $4,487             $3,953

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a
Trustee of the Putnam funds, the         fees         paid to
each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995.

COMPENSATION TABLE

                                             Pension or       Estimated              Total
                          Aggregate          retirement annual benefits       compensation
                       compensation                    benefits accrued           from all         from    all
                       from     the      as part of            Putnam funds         Putnam
Trustees/Year               fund(1)    fund expenses(2)  upon retirement(3)   funds(4)
-----------------------------------------------------------------   -------------------------

Jameson A. Baxter/1994         $236               $0             $71,676          $150,854
Hans H. Estin/1972              235                0              70,043           150,854
John A. Hill/1985    (5)        230                0              70,043           149,854
   Ronald J. Jackson/1996(6)    118                0              70,043           N/A
Elizabeth T. Kennan/1992        235                0              69,709           148,854
Lawrence J. Lasser/1992         232                0              70,043           150,854
Robert E. Patterson/1984        266                0              71,043           152,854
Donald S. Perkins/1982          234                0              69,376           150,854
William F. Pounds/1971          249   (7)          0              70,543           149,854
George Putnam/1957              235                0              70,043           150,854
George Putnam, III/1984         235                0              70,043           150,854
Eli Shapiro/1995   (8)          271                0              70,043            95,372
A.J.C. Smith/1986               232                0              68,252           149,854
W. Nicholas Thorndike/1992      263                0              71,043           152,854
-----------------------------------------------------------------   -------------------------
(1)
    Includes an annual retainer and an attendance fee for each meeting attended.
   (2
)   The Trustees approved a Retirement Plan for Trustees of the     Putnam funds    on October
    1, 1996.  Prior to that date, voluntary retirement benefits were paid to certain retired
    Trustees, and no such benefits were accrued as part of fund expenses.
(3) Assumes that each Trustee retires after at least five years of service.  Estimated
    benefits for each Trustee are based on amounts paid to such Trustee for the three     most
    recent calendar    years (or, for Trustees who have not served as Trustees throughout such three-year period, the average amount paid to each Trustee for such years).
(4)
    As of December 31, 1995, there were 99 funds in the Putnam family.
   (5)
    Includes         compensation deferred pursuant to a Trustee Compensation Deferral Plan.
    The total amount of deferred compensation payable    by the Putnam funds     to Mr. Hill
            as of    December     31, 1995 was    $51,141.  Information on deferred
    compensation includes     income earned on such amounts.
   (6)
    Elected as a Trustee in    May 1996.
   (7
)   Includes additional compensation for service as Vice Chairman     of the Putnam funds.
   (8
)   Elected as a Trustee in April 1995.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"),
each     Trustee who retires    with     at least    five     years of
        service         as a Trustee   of the funds is entitled to
receive     an annual    retirement     benefit         equal to one-
half of the    average annual compensation paid to such     Trustee
   for the last three years of service prior to     retirement.
   This retirement benefit is payable during a Trustee's lifetime,
beginning the year following     retirement   , for a number of years
equal to such Trustee's years of service.  A death     benefit    is
also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company
Act of 1940) may terminate or amend the Plan     at any time,    but
no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

At November 30,    1996    , the officers and Trustees of the
   fund     as a group owned    less than 1%     of the outstanding
shares of    each class of the fund    , and, except as noted below,
to the knowledge of the    fund     no person owned of record or
beneficially 5% or more of    any class of     shares of the fund.



                      Shareholder name                Percentage
       Class             and address                     owned

          B     Merrill Lynch, Pierce Fenner & Smith   17.70%
                   1 Liberty Plaza
                   165 Broadway
                   New York, NY 10006

Distribution fees

During fiscal    1996,     the fund    paid the following     12b-1
fees to Putnam Mutual Funds   :


         Class A        Class B        Class M

         $59,298        $222,791       $19,683

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received         sales charges with respect to
class A shares    in the following amounts     during    the periods
indicated:

                               Sales charges
         retained by Putnam     Contingent
       TotalMutual Funds         deferred
             front-end            after                sales
           sales charges    dealer concessions        charges

1996          $3,022,165       $292,640             $0
1995                  $0             $0                 $0

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon
redemptions of     class B    shares in the following amounts during
the periods indicated:

                                        Contingent deferred
                                           sales charges

Fiscal year

1996                                          $23,071

Class M sales charges

Putnam Mutual Funds received sales charges with respect to     class M
shares    in the following amounts     during    the periods
indicated:

                                           Sales charges
                                        retained by Putnam
                                           Mutual Funds
                      Total                    after
                  sales charges         dealer concessions

Fiscal year

1996                $210,427                     $20,131

Investor servicing and custody fees and expenses

During the    1996     fiscal    year    , the fund incurred
   $193,858     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended August 31,    1996)

                        Class A       Class B*  Class M    *

Inception         date:    1/3/95    2/26/96     2/26/96

Total    return+

1 year                    13.40%         --- ---
Life of fund              22.69        1.08%  2.58%

   *Represents     cumulative, rather than average annual, total
return.

   Yield+

30-day Yield               1.38%       0.72%      0.92%

+ Reflecting an expense limitation then in effect. Without the expense limitation, total return would have been 13.23% and 22.57% for class A shares and 0.67%, and 0.20%, respectively, for the class A, B and M shares.

Data represent past performance and are not indicative of future
results.  Total return         for class A    and class M     shares
reflects the deduction of the maximum sales charge of 5.75%   and
3.50%, respectively.  Total return at CDSC for     class B    shares
reflects the deduction of the applicable contingent deferred sales
charge ("CDSC").  The maximum class B CDSC is 5.0%    .  See "Standard
performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as    fund     officers         in
Part II of this SAI, each of the following persons is also a Vice
President of the    fund     and         certain of the    other
Putnam    funds, the total number of which is noted
parenthetically    .  Officers of Putnam Management hold the same
offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan   (age 55) (1 fund).  Managing Director     of Putnam
Management. Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord, Abbett & Co.

   Brett C. Browchuk (age 33) (48 funds). Managing Director of Putnam Management. Prior to April, 1994, Mr. Browchuk was Managing Director at Fidelity Investments.

Peter Carman   (age 55) (40 funds).      Senior Managing Director of
Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

   Ian C. Ferguson (age 39) (22 funds). Senior Managing Director. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking Corporation.

David L. King   (age 39) (6 funds).      Senior Vice President of
Putnam Management.

   J. Peter Grant (age 53) (3 funds). Senior Vice President of Putnam Management. Senior Vice President of Putnam Fiduciary Trust
Company.

Carol C. McMullen   (age 41) (7 funds).      Managing Director of
Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior Portfolio Manager of Baring Asset Management.

Jeanne L. Mockard   (age 33) (4 funds).      Senior Vice President of
Putnam Management.

John J. Morgan, Jr.   (age 56) (10 funds).      Managing Director of
Putnam Management.

   Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of Putnam
Management.

Patrick O'Donnell   (age 50) (1 fund).      Managing Director of
Putnam Management. Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

Anthony W. Regan   (age 57) (11 funds).      Senior Managing Director
of Putnam Management.     Director of Putnam Investments, Inc.

Thomas V. Reilly   (age 49) (15 funds).      Managing Director of
Putnam Management.

David J. Santos   (age 38) (3 funds).      Vice President of Putnam
Management.

Justin M. Scott   (age 39) (10 funds).      Managing Director of
Putnam Management.

Sheldon N. Simon   (age 39) (2 funds).      Senior Vice President of
Putnam Management.

   Robert Swift (age 36) (7 funds). Senior Vice President of Putnam Management. Prior to August, 1995, Mr. Swift was Director and
Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes   (age 38) (7 funds).      Senior Vice President of
Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and audited financial statements included in the
fund's Annual Report for the fiscal year ended August 31,    1996    ,
filed electronically on    October 29, 1996     (File No. 811-7237),
are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

Your fund's prospectus states which of the following investment practices are available to your fund. The fact that your fund is authorized to engage in a particular practice does not necessarily mean that it will actually do so. You should disregard any practice described below which is not mentioned in the prospectus.

Short-term Trading

In seeking the fund's objectives(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Investments in Miscellaneous Fixed-Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Loan Participations

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest of principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and experience, and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's credit analysis, and that of the original lending institutions, of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Mortgage Related Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder approval, the fund may invest up to the limit of its total assets specified in its prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the value of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the debt and equity securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

Trustees Name (Age)

*+George Putnam (70), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., Freeport Copper and Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds (68), Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of EG&G, Inc., IDEXX Laboratories, Inc., Perseptive Biosystems, Inc., Management Sciences for Health, Inc., and Sun Company, Inc.

Jameson A. Baxter (53), Trustee. President, Baxter Associates, Inc. (a management and financial consultant). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+Hans H. Estin (68), Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

John A. Hill (54), Trustee. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser). Director, Maverick Tube Corporation, PetroCorp Incorporated, Snyder Oil Corporation, Weatherford Enterra, Inc. (an oil field service company) and various First Reserve Funds.

Ronald J. Jackson (52), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc.,  Trustee of Salem Hospital and the Peabody Essex
Museum.

Elizabeth T. Kennan (58), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots. Trustee of the University of Notre Dame.

*Lawrence J. Lasser (53), Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Investment Management, Inc.  Director of Marsh &
McLennan Companies, Inc.

+Robert E. Patterson (51), Trustee.  Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins (69), Trustee. Director of various corporations, including AON Corp., Cummins Engine Company, Inc.,
Current Assets L.L.C., Illinova and Illinois Power Company,
Inland Steel Industries, Inc., LaSalle Street Fund, Inc., Lucent
Technologies Inc., Springs Industries, Inc. (a textile manufacturer), and Time Warner Inc.

*#George Putnam III (45), Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information) and New
Generation Advisers, Inc. (a registered investment adviser).

Eli Shapiro (80), Trustee.  Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology.  Former Trustee of the
Putnam funds (1984-1990).

*A.J.C. Smith (62), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. Nicholas Thorndike (63), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co.

Officers Name (Age)

Charles E. Porter (58), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

Patricia C. Flaherty (49), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler (54), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

Gordon H. Silver (49), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

John R. Verani (57), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

Paul M. O'Neil (43), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

John D. Hughes (61), Senior Vice President and Treasurer.

Beverly Marcus (52), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

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Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in Part I of this SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to 1993, Mr. Jackson was Chairman of the Board, President and Chief Executive Officer of Fisher-Price, Inc. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $113 billion in assets in over 6.2 million shareholder accounts at June 30, 1996. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At June 30, 1996, Putnam Management and its affiliates managed nearly $149 billion in assets, including over $17 billion in tax-exempt securities and over $66 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan. The only such limitation as of the date of this SAI (applicable to any fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in either the prospectus or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Capital Appreciation Fund, Putnam Diversified Equity Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Funds Trust, Putnam Global Governmental Income Trust, Putnam Global Natural Resources Fund, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Growth Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam OTC Emerging Growth Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objective(s) and policies of the fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market, Inc. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or on The Nasdaq Stock Market, Inc. Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

Cumulative quantity discount (right of accumulation). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

Employee benefit plans; Individual account plans. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employee benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to participant-directed qualified retirement plans with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer or by affiliated employers which have at least 750 employees and, beginning December 1, 1995, the fund may sell class M shares at net asset value to participant-directed qualified retirement plans with at least 50 eligible employees.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about participant-directed qualified retirement plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges

Class A shares.   Class A shares purchased at net asset value
after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed By Putnam Management or its affiliates and that redeems 90% of more of the amount initially within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, class A shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees, or, prior to December 1, 1995, a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter, except that commissions on sales prior to December 1, 1995 are based on cumulative purchases durholders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide mmissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

All shares. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans. (Not offered by funds investing primarily in tax-exempt securities.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is reflected in the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   The agencies listed below measure performance based
on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

     The Dow Jones Utilities Average is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     The Lehman Brothers Aggregate Bond Index is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

     The Lehman Brothers Asset-Backed Securities Index is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

     The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     The Salomon Brothers Long-Term High-Grade Corporate Bond Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

     The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     The Salomon Brothers World Government Bond Index (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

     Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.

     Standard & Poor's/Barra Value Index is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.

                            PUTNAM INVESTMENT FUNDS

                                   FORM N-1A
                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and Supporting Schedules:

         (1)  Financial Statements:

              Putnam American Renaissance Fund and Putnam Research
              Fund

              Statements of assets and liabilities -- year ended



                 July     31, 1996(a).
              Statements of operations -- year ended
                 July     31, 1996(a).
              Statements of changes in net assets -- year ended
                 July     31, 1996 (a).
              Financial highlights(a)(b).
              Notes to financial statements(a)

              Putnam Real Estate Opportunities Fund   , Putnam
              International Fund, Putnam Japan Fund and Putnam New
              Value Fund

              Statements of assets and liabilities -- year ended
              August 31, 1996 (a).
              Statements of operations -- year ended
              August 31, 1996 (a).
              Statements of changes in net assets -- year ended
              August 31, 1996 (a).
              Financial highlights (a)(b).
              Notes to financial statements (a).

              Putnam Balanced Fund   , Putnam Global Growth and
              Income Fund and Putnam International New Opportunities
              Fund

              Statements of assets and liabilities -- year ended
              September 30, 1996 (a).
              Statements of operations -- year ended
              September 30, 1996 (a).
              Statements of changes in net assets -- year ended
              September 30, 1996 (a).
              Financial highlights (a)(b).
              Notes to financial statements (a).

         (2)  Supporting Schedules:

              Putnam American Renaissance Fund and Putnam Research
              Fund
              Schedules I -- Portfolios of investments owned --July
              31, 1996 (a).
              Schedules II through IX omitted because the required matter is not present.

              Putnam Real Estate Opportunities Fund   , Putnam
              International Fund and Putnam Japan Fund
              Schedules I -- Portfolios of investments owned --August 31, 1996 (a).
              Schedules II through IX omitted because the required matter is not present.

              Putnam Balanced Fund   , Putnam Global Growth and
              Income Fund and Putnam International New Opportunities
              Fund
              Schedules I -- Portfolios of investments owned -- September 30, 1996 (a).
              Schedules II through IX omitted because the required matter is not present.

-----------------
                   (a)  Incorporated by reference into Parts A and B.
                   (b)  Included in Part A.

    (b)  Exhibits:

         1.   Agreement and Declaration of Trust dated October 31,
              1994 -- Incorporated by reference to Registrant's
              Initial Registration Statement.
         2. By-Laws -- Incorporated by reference to Registrant's Initial Registration Statement.
         3.   Not applicable.
         4a. Specimen share certificate -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         4b. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         4c. Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment
              No. 1 to the Registrant's Registration Statement.
         5.   Form of Management Contract dated September 6, 1996 --
                 Incorporated by reference to Post-Effective
              Amendment No. 9 to the Registrant's Registration
              Statement.
         6a. Distributor's Contract dated December 2, 1994 -- Incorporated by reference to Pre-Effective Amendment
              No. 1 to the Registrant's Registration Statement.
         6b.  Form of Specimen Dealer Sales Contract --Incorporated
              by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         6c.  Form of Specimen Financial Institution Sales Contract -
              - Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         7.      Trustee Retirement Plan dated October 4, 1996 -
              Exhibit 1.
         8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Pre-Effective Amendment
              No. 1 to the Registrant's Registration Statement.
         9. Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         10. Opinion of Ropes & Gray, including consent -- Incorporated by reference to Pre-Effective Amendment
              No. 1 to the Registrant's Registration Statement.
         11.  Not applicable.
         12.  Not applicable.
         13. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-
              Effective Amendment No. 1 to the Registrant's Registration Statement.
         14a. Form of Prototype Individual Retirement Account Plan --
              Incorporated by reference to Post-Effective Amendment
              No. 8 to the Registrant's Registration Statement.
         14b. Form of Prototype Basic Plan Documents and related Plan
              Agreements -- Incorporated by reference to Post-
              Effective Amendment No. 8 to the Registrant's Registration Statement.
         15a. Class A Distribution Plan and Agreement --Incorporated
              by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         15b. Class B Distribution Plan and Agreement -- Incorporated
              by reference to Pre-Effective  Amendment No. 1 to the
              Registrant's Registration          Statement.
         15c. Class M Distribution Plan and Agreement --Incorporated
              by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         15d. Form of Specimen Dealer Service Agreement --
              Incorporated by reference to Pre-Effective Amendment
              No. 1 to the Registrant's Registration Statement.
         15e. Form of Specimen Financial Institution Service
              Agreement -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         16.  Schedules for computation of performance quotations --
              Exhibit 2.
         17a. Financial Data Schedule for Putnam American Renaissance
              Fund -- Exhibit 3.
         17b. Financial Data Schedule for Putnam Real Estate
              Opportunities -- Exhibit 4.
         17c. Financial Data Schedule for Putnam Research       Fund --
              Exhibit 5.
            17d.   Financial Data Schedule for Putnam Balanced Fund --
                  Exhibit 6.
         17e. Financial Data Schedule for Putnam International Fund -
              - Exhibit 7.
         17f. Financial Data Schedule for Putnam Japan Fund     Fund --
              Exhibit 8.
         17g. Financial Data Schedule for Putnam Global Growth and
              Income Fund -- Exhibit 9.
         17h. Financial Data Schedule for Putnam New Value Fund --
              Class A shares -- Exhibit 10.
         17i. Financial Data Schedule for Putnam New Value Fund --
              Class B shares -- Exhibit 11.
         17j. Financial Data Schedule for Putnam New Value Fund --
              Class M shares -- Exhibit 12.
         17k. Financial Data Schedule for Putnam International New
              Opportunities Fund -- Class A shares --Exhibit 13.
         17l. Financial Data Schedule for Putnam International New
              Opportunities Fund -- Class B shares --Exhibit 14.
         17m. Financial Data Schedule for Putnam International New
              Opportunities Fund -- Class M shares --Exhibit 15.
         18. Rule 18f-3(d) Plan -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

         As of    November     30, 1996, Putnam Investments, Inc.
owned     88.50%,     95.40%,    90.30%,     77.20%,    95.20%, 92.90%
and 95.10%,     respectively of Putnam American Renaissance Fund,
Putnam Balanced Fund, Putnam Real Estate Opportunities Fund, and
Putnam Research Fund   , Putnam International Fund, Putnam Japan Fund,
and Putnam Global Growth and Income Fund    .

Item 26. Number of Holders of Securities

         As of    November     30, 1996, the number of record holders
of each class of securities of the Registrant are as follows:

                              Number of record holders
                             --------------------------
                             Class A   Class BClass M

Putnam American
  Renaissance Fund               55       N/A  N/A
Putnam Balanced Fund              9       N/A  N/A
Putnam Real Estate
 Opportunities Fund              27       N/A  N/A
Putnam Research Fund             82       N/A      N/A
Putnam International Fund        25       N/A      N/A
Putnam Japan Fund                50       N/A      N/A
Putnam Global Growth and
 Income Fund                     14       N/A      N/A
Putnam New Value Fund        15,794    16,617    1,895
Punam International New
 Opportunities Fund          70,563    80,9346,377

Item 27.  Indemnification

         The information required by this item is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's
Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7237).

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS

Manjit S. Bakshi          Prior to October, 1995, Fidelity
Vice President              Management & Research Company, 82
                            Devonshire St., Boston, MA 02110

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Susan M. Braid            Prior to October, 1995, Manager,
Vice President              Pioneer Group, Inc., 60 State St.,
                            Boston, MA 02109


Brian E. Broyles          Prior to September, 1995, Accounts
Assistant Vice President    Payable Manager, Entex Information
                            Services, Six International Drive,
                            Rye Brook, NY 10573

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Peter A. Capodilupo       Prior to June, 1996, Chief Human
Vice President              Resources Officer, Harvard Business
                            School, Soldiers Field Rd., Boston,
                            MA 02163

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Ian C. Ferguson
Senior Managing Director    Prior to April, 1996, Chief
                            Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Brian J. Fullterton       Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

C. Kim Goodwin            Prior to May, 1996, Vice President
Senior Vice President       Prudential Mutual Fund Investment
                            Management, 751 Broad St., Newark,
                            NJ 07101

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President       Foundation, 630 West 168th St., New
                            York, NY 10032

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President       Manager, Allstate Insurance, 3075
                            Sanders Road, Northbrook, IL 60062

Richard Harris            Prior to October, 1995, Senior Vice
Vice President              President, Smith Mitchell Investment
                            Group, 135 Main St., San Francisco,
                            CA 94105; Prior to January, 1995,
                            Managing Director, Dean Witter
                            Reynolds, Inc., 101 California St.,
                            San Francisco, CA 94941

Deborah R. Healey         Director and Secretary, Edwin Warren,
Senior Vice President       Inc., Rte. 100, Waitsfield, VT 05673

Daniel Herbert            Prior to April, 1996, Vice President
Vice President              and Analyst, Keystone Group, Inc.,
                            200 Berkeley St., Boston, MA 02116

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President              Analyst, Driehaus Capital
                            Management, Inc., 25 East Erie St.,
                            Chicago, IL 60610

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President       Director, Lombard Odier, 13
                            Southampton Place, London, England,
                            WC1; Prior to May, 1995, Director,
                            Baring Asset Management, 155
                            Bishopsgate, London, England EC23XY

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director           Infirmary, 243 Charles St., Boston,
                            MA 02114; Prior to February, 1995,
                            Partner, Price Waterhouse, 160
                            Federal St.,  Boston, MA  02110

Paula Kienert             Prior to June, 1995, Senior Reference
Assistant Vice President    Librarian, Fidelity Investments, 82
                            Devonshire Street, Boston, MA 02109

John P. Kihn              Prior to April, 1996, Associate
Vice President              Portfolio Manager, Colonial
                            Management Associates, Inc., One
                            Financial Center, Boston, MA 02110
    Chief Financial Officer, Bergman
                          Research Group, Inc., 640 Bailey
                          Road, Pittsburg, CA 94565

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02254

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Board Member,
                            Artery Business Committee, One
                            Beacon Street, Boston, MA 02108;
                            Board of Managers, Investment and
                            Finance Committees, Beth Israel
                            Hospital, 330 Brookline Avenue,
                            Boston, MA 02215; Board of
                            Governors, Executive Committee,
                            Investment Company Institute, 1401
                            H. St., N.W., Suite 1200,
                            Washington, DC 20005; Board of
                            Overseers, Museum of Fin Arts, 465
                            Huntington Ave., Boston, MA 02115;
                            Board Member, Trust for City Hall
                            Plaza, Three Center Plaza, Boston,
                            MA 02108; Board Member, The Vault
                            Coordinating Committee, c/o John
                            Hancock Mutual Life Insurance
                            Company, Law Sector, T-55, P.O. Box
                            111, Boston, MA 02117

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director           of Trust Funds, Hanover, NH 03755;
                            President and Board Member,
                            Hampshire Cooperative Nursery
                            School, Dartmouth College Highway,
                            Hanover, NH 03755;  Prior to April,
                            1995, Associate Professor, Amos Tuck
                            School of Business, Dartmouth
                            College, Hanover, NH 03255

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

William F. McGue          Member, Advisory Committee, Academy
Managing Director           of Finance, 2 Oliver St., Boston, MA
                            02109

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President              Wellington Management Co., 100
                            Vanguard Blvd., Malvern, PA 19355

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President    140 Clarendon St., Boston, MA; Prior
                            to July, 1995, Business Development
                            Officer, Bank of Boston -
                            Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              Portfolio Management and Research,
                            Templeton Quantitative Advisors,
                            Inc., 31 W. 52nd St., New York, NY
                            10019

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President       W. Melrose Avenue, Baltimore, MD
                            21210

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President    Training and Development, J. Baker,
                            Inc., 555 Turnpike St., Canton, MA
                            02021

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President              School, 17 Brimmer St., Boston, MA

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President    Committee, 99 Garden St., Cambridge,
                            MA; Trustee, Anatolia College and
                            The American College of
                            Thessaloniki, 555 10 Pycea,
                            Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;  Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108; Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President       St., Hanover, NH 03755; Prior to
                            July, 1995, Vice President,
                            Falconwood Securities Corporation,
                            565 5th Avenue, New York, NY 10017

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group., One Tower Square,
                            Hartford, CT 06101

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President              Principal, Scudder, Stevens & Clark,
                            2 International Place, Boston, MA
                            02110

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director           Epping Rd., Reydon, Essex CM19 5RD;
                            Director, DSI Management (Neja)
                            Ltd., Epping Rd., Reydon, Essex CM19
                            5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President       Partnership, 4900 Fayetteville, Rd.,
                            Raleigh, NC 27611

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Gordon H. Silver          Trustee, Wang Center for the
Managing Director           Performing Arts, 270 Tremont St.,
                            Boston, MA 02116

Diedre West-Smith         Prior to January, 1995, Senior Finance
Assistant Vice President    Officer, BayBank, 3 Universal Office
                            Park, Waltham, MA 02254

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Erin J. Spatz             Prior to May, 1996, Vice
Vice President              President, Pioneering Management
                            Organization, 60 State St., Boston,
                            MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director    Madison St., Chicago, IL 60602;
                            Trustee, Babson College, One College
                            Drive, Wellesley, MA 02157; Prior to
                            December, 1994, Managing
                            Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

John A. Thompson          Prior to September, 1995, Senior
Vice President              Trader, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Herbert S. Wagner, III    Prior to August, 1995, Investment
Assistant Vice President    The First National Bank of Chicago,
                            One First National Plaza, Chicago,
                            IL 60670

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140


ITEM 29. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, Putnam Growth Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam International Growth Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston,
MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter               with Registrant

John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Christian E. Aymond        Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Deborah A. Beaudette       Assistant Vice President                     None
Matthew F. Beaudry         Vice President                               None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brookman           Assistant Vice President                     None
Dale R.C. Brown            Assistant Vice President                     None
Brian E. Broyles           Assistant Vice President                     None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Peter A. Capodilupo        Vice President                               None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Steven F. Charlton         Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Clare D. Connelly          Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Michele A. Cranston        Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None

Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Latham        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Frederick S. Marius        Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
McDermott, Daniel E.       Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
Bart D. Miller             Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Trisha A. Miller           Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Kimberly A. Monahan        Vice President                               None
John L. Moore, III         Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Samuel W. Perry            Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                        Chairman & President
Kimberly Raynor            Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Louise I. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
William N. Shiebler        Director and President               Vice President
Robert J. Shull, II        Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director             Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
John B. Stillwagon         Assistant Vice President                     None
Eric J. Studer             Assistant Vice President                     None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
Maureen C. Tallon          Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Deirdre West-Smith         Assistant Vice President                     None
Edward F. Whalen           Vice President                               None
J. Bennett White           Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Laura J. Zografos          Vice President                               None

Item 30.  Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.  Management Services

    None.

Item 32.  Undertakings

    (a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    (b) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.
                       ----------------------------

                    CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the incorporation by reference in the    Prospectuses
and Statements     of Additional Information constituting parts of
   the     Post-Effective Amendment No.    10     to the Registration
Statement of    our reports, as dated below, on our audits     of the
financial statements and financial highlights of    the Funds, which
reports are included in the Annual Reports for Putnam Balanced
Fund,     Putnam Real Estate Opportunities Fund,    Putnam Global
Growth and Income Fund, Putnam International Fund, Putnam
International New Oportuntities Fund, and Putnam New Value     Fund
for the    years ended, as dated below, which are     incorporated by
reference in the Registration Statement.

   Fund                Year Ended              Date of Report
----                   ----------              --------------

Balanced Fund          September 30, 1996      November 12, 1996
Real Estate
 Opportunities Fund    August 31, 1996         October 15, 1996
Global Growth and
 Income Fund           September 30, 1996      November 11, 1996
International Fund     August 31, 1996         October 15, 1996
International New
 Opportunities Fund    September 30, 1996      November 11, 1996
New Value Fund         August 31, 1996         October 15, 1996

We also consent to the references to our firm under the caption
"Independent Accountants and Financial Statements" in the
   Statements     of Additional Information and under the heading
"Financial highlights" in such Prospectus.


                             COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
   December 27    , 1996

                        --------------------------

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts
of this Post-Effective Amendment No.    10     to the Registration
Statement of Putnam Investment Funds on Form N-1A (File No. 811-7237 or 33-56339) (the "Registration Statement") of our reports dated September 13, 1996 relating to the financial statements and financial highlights appearing in the July 31, 1996 Annual Report of Putnam
American Renaissance Fund and Putnam Research Fund,    and of our
report dated October 11, 1996 relating to the financial statements and financial highlights appearing inthe August 31, 1996 Annual Report of
Putnam Japan Fund,     which financial statements and financial
highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the headings "Financial highlights" in such Prospectus.

PRICE WATERHOUSE LLP
Boston, Massachusetts
   December 30    , 1996


                        --------------------------

                                  NOTICE

         A copy of the Agreement and Declaration of Trust of Putnam Investment Funds, formerly known as Putnam Equity Funds, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Investment Funds, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Investment Funds and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title                    Date

/s/ Ronald J. Jackson
---------------------             Trustee                  June 6, 1996
Ronald J. Jackson

                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Boston, and The Commonwealth of Massachusetts, on the    31st     day
of    December    , 1996.

                        PUTNAM INVESTMENT FUNDS

                        By:  Gordon H. Silver, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Investment
Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Title

George Putnam                     President and Chairman of the
                                  Board; Principal Executive Officer;
                                  Trustee

William F. Pounds                 Vice Chairman; Trustee

John D. Hughes                    Senior Vice President; Treasurer
                                  and Principal Financial Officer

Paul G. Bucuvalas                 Assistant Treasurer and Principal
                                  Accounting Officer

Jameson A. Baxter                 Trustee

Hans H. Estin                     Trustee

John A. Hill                      Trustee

Elizabeth T. Kennan               Trustee

Lawrence J. Lasser                Trustee

Robert E. Patterson               Trustee

Donald S. Perkins                 Trustee

George Putnam, III                Trustee

Eli Shapiro                       Trustee

A.J.C. Smith                      Trustee

W. Nicholas Thorndike             Trustee


                            By:  Gordon H. Silver,
                            as Attorney-              in-Fact
                               December 31,     1996